VERPLANCK BALANCED FUND

Portfolio of Investments

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $ /Shares	Value $
Asset-Backed Securities — 0.22%
Ally Auto Receivables Trust 2019-2	2.26	08/15/2024	250,000	259,541
BMW Vehicle Owner Trust 2018-A	2.51	06/25/2024	300,000	307,092
Capital One Multi-Asset Execution Trust	2.84	12/15/2024	325,000	337,655
CarMax Auto Owner Trust 2018-3	3.27	03/15/2024	200,000	208,640
Carmax Auto Owner Trust 2019-4	2.02	11/15/2024	100,000	102,745
Citibank Credit Card Issuance Trust	2.68	06/07/2023	242,000	247,267
Discover Card Execution Note Trust	2.39	07/15/2024	250,000	257,495
Ford Credit Floorplan Master Owner Trust A	2.23	09/15/2024	65,000	65,958
Toyota Auto Receivables 2019-A Owner Trust	2.91	07/17/2023	100,000	102,928
World Omni Auto Receivables Trust 2019-A	3.04	05/15/2024	200,000	206,018

Total Asset-Backed Securities (Cost $2,048,324)				2,095,339

Common Stocks — 44.73%
Communication Services — 4.79%
Activision Blizzard Inc			12,357	937,896
Alphabet Inc - Class A *			4,859	6,890,305
Alphabet Inc - Class C *			4,983	7,044,019
AT&T Inc			120,169	3,632,709
CenturyLink Inc			15,642	156,889
Charter Communications Inc - Class A *			2,883	1,470,445
Comcast Corp - Class A			73,889	2,880,193
Discovery Inc - Class A *			3,073	64,840
Discovery Inc - Class C *			5,396	103,927
DISH Network Corp - Class A *			2,108	72,747
Electronic Arts Inc *			4,889	645,592
Facebook Inc - Class A *			39,424	8,952,008
Fox Corp - Class A			7,353	197,207
Fox Corp - Class B			154	4,133
Interpublic Group of Cos Inc/The			4,016	68,915
Live Nation Entertainment Inc *			1,621	71,859
Netflix Inc *			7,226	3,288,119
News Corp - Class A			7,587	89,982
News Corp - Class B			1,496	17,877
Omnicom Group Inc			3,801	207,535
Take-Two Interactive Software Inc *			1,815	253,320
T-Mobile US Inc *			9,116	949,431
Twitter Inc *			12,131	361,382
Verizon Communications Inc			68,004	3,749,061
ViacomCBS Inc - Class B			8,817	205,612
Walt Disney Co/The			29,131	3,248,398

				45,564,401

Consumer Discretionary — 4.83%
Advance Auto Parts Inc			826	117,664

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 44.73%
Consumer Discretionary — 4.83%
Amazon.com Inc *	6,949	19,171,040
Aptiv PLC	4,400	342,848
AutoZone Inc *	406	458,017
Best Buy Co Inc	3,776	329,532
Booking Holdings Inc *	731	1,164,001
BorgWarner Inc	2,434	85,920
CarMax Inc *	2,139	191,547
Carnival Corp	6,627	108,815
Chipotle Mexican Grill Inc *	393	413,577
Darden Restaurants Inc	1,512	114,564
Dollar General Corp	4,234	806,619
Dollar Tree Inc *	3,557	329,663
Domino’s Pizza Inc	633	233,856
DR Horton Inc	4,740	262,833
eBay Inc	13,741	720,715
Expedia Group Inc	2,190	180,018
Ford Motor Co	58,040	352,883
Gap Inc/The	1,652	20,848
Garmin Ltd	1,769	172,477
General Motors Co	19,012	481,004
Genuine Parts Co	2,343	203,747
H&R Block Inc	3,598	51,379
Hanesbrands Inc	4,191	47,316
Hasbro Inc	1,824	136,709
Hilton Worldwide Holdings Inc	4,724	346,978
Home Depot Inc/The	18,395	4,608,131
Kohl’s Corp	2,089	43,389
L Brands Inc	3,454	51,706
Las Vegas Sands Corp	5,176	235,715
Leggett & Platt Inc	1,921	67,523
Lennar Corp - Class A	2,860	176,233
LKQ Corp *	5,292	138,650
Lowe’s Cos Inc	13,011	1,758,046
Marriott International Inc - Class A	4,970	426,078
McDonald’s Corp	12,528	2,311,040
MGM Resorts International	8,552	143,674
Mohawk Industries Inc *	843	85,784
Newell Brands Inc	6,537	103,808
NIKE Inc - Class B	20,701	2,029,733
Norwegian Cruise Line Holdings Ltd *	3,169	52,067
NVR Inc *	50	162,937
O’Reilly Automotive Inc *	1,277	538,473
PulteGroup Inc	4,484	152,591
PVH Corp	970	46,608

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 44.73%
Consumer Discretionary — 4.83%
Ralph Lauren Corp	804	58,306
Ross Stores Inc	6,307	537,609
Royal Caribbean Cruises Ltd	2,416	121,525
Starbucks Corp	20,325	1,495,717
Tapestry Inc	2,090	27,755
Target Corp	8,557	1,026,241
Tiffany & Co	1,629	198,640
TJX Cos Inc/The	20,693	1,046,238
Tractor Supply Co	1,548	204,011
Ulta Beauty Inc *	911	185,316
Under Armour Inc - Class A *	2,701	26,308
Under Armour Inc - Class C *	3,871	34,220
VF Corp	5,479	333,890
Whirlpool Corp	955	123,701
Wynn Resorts Ltd	1,509	112,405
Yum! Brands Inc	5,016	435,941

		45,944,579

Consumer Staples — 3.14%
Altria Group Inc	30,942	1,214,473
Archer-Daniels-Midland Co	9,541	380,686
Brown-Forman Corp - Class B	3,501	222,874
Campbell Soup Co	3,277	162,638
Church & Dwight Co Inc	3,977	307,422
Clorox Co/The	2,159	473,620
Coca-Cola Co/The	63,486	2,836,554
Colgate-Palmolive Co	14,696	1,076,629
Conagra Brands Inc	7,710	271,161
Constellation Brands Inc - Class A	2,900	507,355
Costco Wholesale Corp	7,146	2,166,739
Coty Inc - Class A	5,236	23,405
Estee Lauder Cos Inc/The - Class A	3,696	697,361
General Mills Inc	9,898	610,212
Hershey Co/The	2,571	333,253
Hormel Foods Corp	5,337	257,617
JM Smucker Co/The	1,850	195,748
Kellogg Co	4,570	301,894
Kimberly-Clark Corp	5,750	812,762
Kraft Heinz Co/The	9,361	298,522
Kroger Co/The	13,944	472,004
Lamb Weston Holdings Inc	2,411	154,135
McCormick & Co Inc	2,068	371,020
Molson Coors Brewing Co - Class B	3,017	103,664
Mondelez International Inc - Class A	24,002	1,227,222
Monster Beverage Corp *	6,434	446,005

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 44.73%
Consumer Staples — 3.14%
PepsiCo Inc	23,336	3,086,419
Philip Morris International Inc	25,772	1,805,586
Procter & Gamble Co/The	41,310	4,939,437
Sysco Corp	8,377	457,887
Tyson Foods Inc - Class A	4,665	278,547
Walgreens Boots Alliance Inc	13,118	556,072
Walmart Inc	23,485	2,813,033

		29,861,956

Energy — 1.26%
Apache Corp	6,869	92,732
Baker Hughes Co	9,397	144,620
Cabot Oil & Gas Corp	7,023	120,655
Chevron Corp	31,059	2,771,395
Concho Resources Inc	3,289	169,384
ConocoPhillips	18,453	775,395
Devon Energy Corp	6,779	76,874
Diamondback Energy Inc	2,574	107,645
EOG Resources Inc	9,520	482,283
Exxon Mobil Corp	68,894	3,080,940
Halliburton Co	13,765	178,670
Hess Corp	4,139	214,442
HollyFrontier Corp	2,526	73,759
Kinder Morgan Inc	30,514	462,897
Marathon Oil Corp	13,331	81,586
Marathon Petroleum Corp	10,904	407,592
National Oilwell Varco Inc	6,357	77,873
Noble Energy Inc	7,980	71,501
Occidental Petroleum Corp	13,347	244,250
ONEOK Inc	8,561	284,396
Phillips 66	7,179	516,170
Pioneer Natural Resources Co	2,783	271,899
Schlumberger Ltd	22,305	410,189
TechnipFMC PLC (United Kingdom)	6,670	45,623
Valero Energy Corp	6,768	398,094
Williams Cos Inc/The	19,467	370,262

		11,931,126

Financials — 4.61%
Aflac Inc	13,161	474,191
Allstate Corp/The	5,766	559,244
American Express Co	11,479	1,092,801
American International Group Inc	14,484	451,611
Ameriprise Financial Inc	2,298	344,792
Aon PLC - Class A	3,979	766,355

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 44.73%
Financials — 4.61%
Arthur J Gallagher & Co	3,047	297,052
Assurant Inc	1,042	107,628
Bank of America Corp	140,185	3,329,394
Bank of New York Mellon Corp/The [1]	10,606	409,922
Berkshire Hathaway Inc - Class B *	32,092	5,728,743
BlackRock Inc	2,379	1,294,390
Capital One Financial Corp	7,827	489,892
Cboe Global Markets Inc	1,542	143,838
Charles Schwab Corp/The	19,638	662,586
Chubb Ltd	7,657	969,529
Cincinnati Financial Corp	2,397	153,480
Citigroup Inc	38,018	1,942,720
Citizens Financial Group Inc	7,966	201,062
CME Group Inc	5,663	920,464
Comerica Inc	1,280	48,768
Discover Financial Services	5,474	274,193
E*TRADE Financial Corp	3,699	183,951
Everest Re Group Ltd	724	149,289
Fifth Third Bancorp	7,966	153,584
First Republic Bank/CA	2,813	298,150
Franklin Resources Inc	5,310	111,351
Globe Life Inc	1,993	147,940
Goldman Sachs Group Inc/The	5,665	1,119,517
Hartford Financial Services Group Inc/The	3,716	143,252
Huntington Bancshares Inc/OH	9,923	89,654
Intercontinental Exchange Inc	8,811	807,088
Invesco Ltd	5,721	61,558
JPmorgan Chase & Co	53,343	5,017,443
KeyCorp	13,874	168,985
Lincoln National Corp	3,645	134,100
Loews Corp	4,736	162,397
M&T Bank Corp	2,407	250,256
MarketAxess Holdings Inc	549	275,005
Marsh & McLennan Cos Inc	8,390	900,834
MetLife Inc	16,667	608,679
Moody’s Corp	2,751	755,782
Morgan Stanley	21,352	1,031,302
MSCI Inc	1,339	446,985
Nasdaq Inc	2,026	242,046
Northern Trust Corp	3,680	291,971
People’s United Financial Inc	8,936	103,390
PNC Financial Services Group Inc/The	7,556	794,967
Principal Financial Group Inc	4,456	185,102
Progressive Corp/The	9,526	763,128

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 44.73%
Financials — 4.61%
Prudential Financial Inc	6,915	421,124
Raymond James Financial Inc	2,029	139,656
Regions Financial Corp	14,772	164,265
S&P Global Inc	4,130	1,360,752
State Street Corp	5,929	376,788
SVB Financial Group *	543	117,033
Synchrony Financial	10,893	241,389
T Rowe Price Group Inc	4,082	504,127
Travelers Cos Inc/The	4,515	514,936
Truist Financial Corp	19,747	741,500
Unum Group	3,405	56,489
US Bancorp	25,103	924,292
Wells Fargo & Co	67,395	1,725,312
Willis Towers Watson PLC	1,907	375,584
WR Berkley Corp	2,053	117,616
Zions Bancorp NA	1,019	34,646

		43,875,870

Health Care — 6.52%
Abbott Laboratories	29,198	2,669,573
AbbVie Inc	28,645	2,812,366
ABIOMED Inc *	648	156,531
Agilent Technologies Inc	5,079	448,831
Alexion Pharmaceuticals Inc *	3,583	402,156
Align Technology Inc *	1,160	318,350
AmerisourceBergen Corp	2,637	265,730
Amgen Inc	10,041	2,368,270
Anthem Inc	4,150	1,091,367
Baxter International Inc	8,261	711,272
Becton Dickinson and Co	4,684	1,120,741
Biogen Inc *	3,172	848,669
Bio-Rad Laboratories Inc - Class A *	271	122,354
Boston Scientific Corp *	22,458	788,500
Bristol-Myers Squibb Co	38,625	2,271,150
Cardinal Health Inc	5,188	270,762
Centene Corp *	9,413	598,196
Cerner Corp	5,005	343,093
Cigna Corp	6,214	1,166,057
Cooper Cos Inc/The	774	219,537
CVS Health Corp	21,116	1,371,907
Danaher Corp	10,252	1,812,861
DaVita Inc *	2,123	168,014
DENTSPLY SIRONA Inc	3,752	165,313
DexCom Inc *	1,582	641,343
Edwards Lifesciences Corp *	10,263	709,276

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 44.73%
Health Care — 6.52%
Eli Lilly & Co	14,147	2,322,654
Gilead Sciences Inc	20,628	1,587,118
HCA Healthcare Inc	4,282	415,611
Henry Schein Inc *	2,057	120,108
Hologic Inc *	4,289	244,473
Humana Inc	2,205	854,989
IDEXX Laboratories Inc *	1,431	472,459
Illumina Inc *	2,380	881,433
Incyte Corp *	2,815	292,676
Intuitive Surgical Inc *	1,925	1,096,923
IQVIA Holdings Inc *	2,690	381,657
Johnson & Johnson	43,805	6,160,297
Laboratory Corp of America Holdings *	1,572	261,125
McKesson Corp	3,198	490,637
Medtronic PLC	21,891	2,007,405
Merck & Co Inc	42,380	3,277,245
Mettler-Toledo International Inc *	409	329,470
Mylan NV *	5,973	96,046
PerkinElmer Inc	1,071	105,054
Perrigo Co PLC	2,112	116,730
Pfizer Inc	90,696	2,965,759
Quest Diagnostics Inc	2,174	247,749
Regeneron Pharmaceuticals Inc *	1,634	1,019,044
ResMed Inc	2,288	439,296
STERIS PLC	1,258	193,028
Stryker Corp	5,215	939,691
Teleflex Inc	772	280,993
Thermo Fisher Scientific Inc	6,613	2,396,154
UnitedHealth Group Inc	15,654	4,617,147
Universal Health Services Inc - Class B	1,348	125,216
Varian Medical Systems Inc *	1,460	178,879
Vertex Pharmaceuticals Inc *	4,282	1,243,107
Waters Corp *	1,155	208,362
West Pharmaceutical Services Inc	1,226	278,510
Zimmer Biomet Holdings Inc	3,341	398,782
Zoetis Inc	7,932	1,087,001

		61,995,047

Industrials — 3.53%
3M Co	9,420	1,469,426
Alaska Air Group Inc	2,101	76,182
Allegion PLC	1,305	133,397
American Airlines Group Inc	4,489	58,671
AMETEK Inc	3,474	310,471
AO Smith Corp	2,169	102,203

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 44.73%
Industrials — 3.53%
Boeing Co/The	8,573	1,571,431
Carrier Global Corp	13,211	293,548
Caterpillar Inc	9,453	1,195,804
CH Robinson Worldwide Inc	2,236	176,778
Cintas Corp	1,361	362,516
Copart Inc *	3,013	250,893
CSX Corp	12,631	880,886
Cummins Inc	2,443	423,274
Deere & Co	5,220	820,323
Delta Air Lines Inc	10,366	290,766
Dover Corp	2,014	194,472
Eaton Corp PLC	6,913	604,749
Emerson Electric Co	10,361	642,693
Equifax Inc	1,995	342,901
Expeditors International of Washington Inc	2,869	218,159
Fastenal Co	7,042	301,679
FedEx Corp	3,783	530,452
Flowserve Corp	1,861	53,076
Fortive Corp	4,702	318,137
Fortune Brands Home & Security Inc	2,157	137,897
General Dynamics Corp	4,521	675,709
General Electric Co	141,480	966,308
Honeywell International Inc	11,994	1,734,212
Howmet Aerospace Inc	4,127	65,413
Huntington Ingalls Industries Inc	662	115,512
IDEX Corp	1,106	174,792
IHS Markit Ltd	6,067	458,058
Illinois Tool Works Inc	5,060	884,741
Ingersoll Rand Inc *	4,896	137,676
Jacobs Engineering Group Inc	1,101	93,365
JB Hunt Transport Services Inc	808	97,235
Johnson Controls International PLC	15,230	519,952
Kansas City Southern	1,617	241,402
L3Harris Technologies Inc	3,555	603,177
Lockheed Martin Corp	4,024	1,468,438
Masco Corp	4,789	240,456
Nielsen Holdings PLC	4,458	66,246
Norfolk Southern Corp	4,366	766,539
Northrop Grumman Corp	2,790	857,758
Old Dominion Freight Line Inc	1,393	236,239
Otis Worldwide Corp	6,605	375,560
PACCAR Inc	6,065	453,965
Parker-Hannifin Corp	2,101	385,050
Pentair PLC	2,511	95,393

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 44.73%
Industrials — 3.53%
Quanta Services Inc	2,585	101,410
Raytheon Technologies Corp	24,042	1,481,468
Republic Services Inc	4,522	371,030
Robert Half International Inc	1,941	102,543
Rockwell Automation Inc	2,024	431,112
Rollins Inc	1,551	65,747
Roper Technologies Inc	1,577	612,286
Snap-on Inc	653	90,447
Southwest Airlines Co	8,352	285,471
Stanley Black & Decker Inc	2,383	332,143
Teledyne Technologies Inc *	181	56,282
Textron Inc	3,184	104,785
Trane Technologies PLC	3,746	333,319
TransDigm Group Inc	775	342,589
Union Pacific Corp	11,867	2,006,354
United Airlines Holdings Inc *	3,800	131,518
United Parcel Service Inc - Class B	11,528	1,281,683
United Rentals Inc *	1,245	185,555
Verisk Analytics Inc	2,484	422,777
Waste Management Inc	7,074	749,207
Westinghouse Air Brake Technologies Corp	2,382	137,132
WW Grainger Inc	717	225,253
Xylem Inc/NY	2,912	189,164

		33,513,255

Information Technology — 12.33%
Accenture PLC - Class A	10,479	2,250,051
Adobe Inc *	7,956	3,463,326
Advanced Micro Devices Inc *	18,363	966,077
Akamai Technologies Inc *	2,462	263,656
Amphenol Corp - Class A	5,207	498,883
Analog Devices Inc	5,285	648,152
ANSYS Inc *	1,369	399,378
Apple Inc	69,383	25,310,918
Applied Materials Inc	15,590	942,416
Arista Networks Inc *	787	165,294
Autodesk Inc *	3,520	841,949
Automatic Data Processing Inc	7,191	1,070,668
Broadcom Inc	6,448	2,035,053
Broadridge Financial Solutions Inc	1,867	235,597
Cadence Design Systems Inc *	4,387	420,977
CDW Corp	2,025	235,264
Cisco Systems Inc	71,890	3,352,950
Citrix Systems Inc	2,124	314,161
Cognizant Technology Solutions Corp - Class A	9,388	533,426

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 44.73%
Information Technology — 12.33%
Corning Inc	13,126	339,963
DXC Technology Co	2,266	37,389
F5 Networks Inc *	1,005	140,177
Fidelity National Information Services Inc	9,666	1,296,114
Fiserv Inc *	9,035	881,997
FleetCor Technologies Inc *	1,404	353,148
FLIR Systems Inc	2,258	91,607
Fortinet Inc *	2,373	325,742
Gartner Inc *	1,583	192,065
Global Payments Inc	4,541	770,244
Hewlett Packard Enterprise Co	22,998	223,771
HP Inc	25,487	444,238
Intel Corp	73,100	4,373,573
International Business Machines Corp	14,679	1,772,783
Intuit Inc	4,223	1,250,810
IPG Photonics Corp *	677	108,584
Jack Henry & Associates Inc	1,120	206,114
Juniper Networks Inc	6,274	143,424
Keysight Technologies Inc *	2,585	260,516
KLA Corp	2,572	500,203
Lam Research Corp	2,346	758,837
Leidos Holdings Inc	2,095	196,239
Mastercard Inc - Class A	14,741	4,358,914
Maxim Integrated Products Inc	4,372	264,987
Microchip Technology Inc	4,032	424,610
Micron Technology Inc *	17,953	924,939
Microsoft Corp	125,748	25,590,975
Motorola Solutions Inc	2,683	375,969
NetApp Inc	3,670	162,838
NortonLifeLock Inc	9,946	197,229
NVIDIA Corp	9,986	3,793,781
Oracle Corp	42,051	2,324,159
Paychex Inc	5,228	396,021
Paycom Software Inc *	734	227,342
PayPal Holdings Inc *	19,026	3,314,900
Qorvo Inc *	1,784	197,186
QUALCOMM Inc	19,576	1,785,527
salesforce.com Inc *	14,319	2,682,378
Seagate Technology PLC	4,409	213,440
ServiceNow Inc *	3,055	1,237,458
Skyworks Solutions Inc	3,015	385,498
Synopsys Inc *	2,385	465,075
TE Connectivity Ltd	4,800	391,440
Texas Instruments Inc	15,441	1,960,544

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value $

Common Stocks — 44.73%
Information Technology — 12.33%
Tyler Technologies Inc *	491	170,318
VeriSign Inc *	1,587	328,239
Visa Inc - Class A	28,594	5,523,503
Western Digital Corp	4,312	190,375
Western Union Co/The	8,365	180,851
Xerox Holdings Corp	1,674	25,595
Xilinx Inc	4,043	397,791
Zebra Technologies Corp - Class A *	713	182,492

		117,290,108

Materials — 1.15%
Air Products & Chemicals Inc	3,596	868,290
Albemarle Corp	1,675	129,327
Amcor PLC	28,462	290,597
Avery Dennison Corp	1,384	157,901
Ball Corp	5,148	357,735
Celanese Corp	2,168	187,185
CF Industries Holdings Inc	3,678	103,499
Corteva Inc	12,684	339,804
Dow Inc	12,252	499,392
DuPont de Nemours Inc	12,018	638,516
Eastman Chemical Co	2,033	141,578
Ecolab Inc	4,348	865,035
FMC Corp	1,745	173,837
Freeport-McMoRan Inc	22,406	259,237
International Flavors & Fragrances Inc	1,442	176,587
International Paper Co	6,958	244,991
Linde PLC (United Kingdom)	9,081	1,926,171
LyondellBasell Industries NV - Class A	5,109	335,763
Martin Marietta Materials Inc	1,015	209,669
Mosaic Co/The	4,828	60,398
Newmont Goldcorp Corp	14,801	913,814
Nucor Corp	4,926	203,986
Packaging Corp of America	1,664	166,067
PPG Industries Inc	3,983	422,437
Sealed Air Corp	2,182	71,679
Sherwin-Williams Co/The	1,355	782,987
Vulcan Materials Co	2,199	254,754
Westrock Co	3,780	106,823

		10,888,059

Real Estate — 1.33%
Alexandria Real Estate Equities Inc REIT	2,138	346,890
American Tower Corp REIT	7,483	1,934,655
Apartment Investment & Management Co - Class A REIT	3,224	121,351

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 44.73%
Real Estate — 1.33%
AvalonBay Communities Inc REIT	2,468	381,652
Boston Properties Inc REIT	2,823	255,143
CBRE Group Inc - Class A *	5,698	257,664
Crown Castle International Corp REIT	7,244	1,212,283
Digital Realty Trust Inc REIT	4,579	650,722
Duke Realty Corp REIT	7,181	254,136
Equinix Inc REIT	1,596	1,120,871
Equity Residential REIT	6,504	382,565
Essex Property Trust Inc REIT	1,235	283,025
Extra Space Storage Inc REIT	2,210	204,138
Federal Realty Investment Trust REIT	1,337	113,926
Healthpeak Properties Inc REIT	8,394	231,339
Host Hotels & Resorts Inc REIT	9,476	102,246
Iron Mountain Inc REIT	4,712	122,983
Kimco Realty Corp REIT	7,784	99,947
Mid-America Apartment Communities Inc REIT	2,110	241,954
Prologis Inc REIT	11,991	1,119,120
Public Storage REIT	2,716	521,173
Realty Income Corp REIT	5,655	336,472
Regency Centers Corp REIT	3,413	156,623
SBA Communications Corp REIT	1,912	569,623
Simon Property Group Inc REIT	5,367	366,995
SL Green Realty Corp REIT	1,747	86,110
UDR Inc REIT	5,067	189,404
Ventas Inc REIT	6,057	221,807
Vornado Realty Trust REIT	3,086	117,916
Welltower Inc REIT	6,897	356,920
Weyerhaeuser Co REIT	13,016	292,339

		12,651,992

Utilities — 1.24%
AES Corp	33,720	488,603
Alliant Energy Corp	21,411	1,024,302
American Water Works Co Inc	7,154	920,434
Atmos Energy Corp	5,570	554,661
CenterPoint Energy Inc	21,832	407,603
CMS Energy Corp	17,490	1,021,766
Consolidated Edison Inc	14,694	1,056,939
Eversource Energy	16,821	1,400,685
FirstEnergy Corp	23,120	896,594
NiSource Inc	24,183	549,921
PPL Corp	40,740	1,052,722
Sempra Energy	9,084	1,064,917

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Shares/ Principal Amount $	Value $
Common Stocks — 44.73%
Utilities — 1.24%
WEC Energy Group Inc			15,382	1,348,232

				11,787,379

Total Common Stocks (Cost $396,336,887)				425,303,772

Corporate Bonds and Notes — 15.95%

Agencies — 0.03%

Private Export Funding Corp	2.80	05/15/2022	284,000	296,127

Basic Industry — 0.38%
Air Products & Chemicals Inc	3.35	07/31/2024	100,000	109,134
Barrick North America Finance LLC (Canada)	5.70	05/30/2041	10,000	13,443
Barrick North America Finance LLC (Canada)	5.75	05/01/2043	25,000	35,318
BHP Billiton Finance USA Ltd (Australia)	5.00	09/30/2043	142,000	196,375
Dow Chemical Co/The	5.25	11/15/2041	30,000	36,217
DowDuPont Inc	5.32	11/15/2038	235,000	297,949
DowDuPont Inc	5.42	11/15/2048	40,000	52,687
Eastman Chemical Co	3.80	03/15/2025	150,000	162,853
Ecolab Inc	2.38	08/10/2022	150,000	155,704
Fmc Corp	4.50	10/01/2049	100,000	118,795
Georgia-Pacific LLC	8.88	05/15/2031	75,000	120,133
International Paper Co	3.65	06/15/2024	200,000	220,030
International Paper Co	4.80	06/15/2044	100,000	119,268
LyondellBasell Industries NV	4.63	02/26/2055	140,000	156,551
Mosaic Co/The	4.25	11/15/2023	30,000	31,479
Mosaic Co/The	4.88	11/15/2041	95,000	93,395
Newmont Goldcorp Corp	2.80	10/01/2029	100,000	105,462
Newmont Goldcorp Corp	6.25	10/01/2039	100,000	142,921
Nutrien Ltd (Canada)	4.00	12/15/2026	150,000	169,091
Nutrien Ltd (Canada)	2.95	05/13/2030	100,000	105,991
Nutrien Ltd (Canada)	4.90	06/01/2043	100,000	118,219
Praxair Inc	3.00	09/01/2021	75,000	77,257
Praxair Inc	3.20	01/30/2026	92,000	102,175
Rio Tinto Alcan Inc (Canada)	6.13	12/15/2033	67,000	96,879
Sherwin-Williams Co/The	3.45	06/01/2027	190,000	212,582
Sherwin-Williams Co/The	4.55	08/01/2045	242,000	281,631
Southern Copper Corp (Peru)	6.75	04/16/2040	100,000	135,433
Vale Overseas Ltd (Brazil)	6.88	11/21/2036	100,000	130,650

				3,597,622

Capital Goods — 0.86%
3M Co	2.25	09/19/2026	242,000	260,482
3M Co	2.88	10/15/2027	300,000	334,110

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Capital Goods — 0.86%
3M Co	3.70	04/15/2050	100,000	119,115
Boeing Co/The	4.88	05/01/2025	130,000	141,674
Boeing Co/The	5.15	05/01/2030	115,000	128,228
Boeing Co/The	5.88	02/15/2040	75,000	83,807
Boeing Co/The	3.90	05/01/2049	100,000	91,881
Boeing Co/The	5.93	05/01/2060	180,000	213,460
Caterpillar Inc	5.30	09/15/2035	67,000	90,668
Caterpillar Inc	4.30	05/15/2044	100,000	125,539
Caterpillar Inc	3.25	09/19/2049	200,000	221,712
Deere & Co	2.60	06/08/2022	200,000	207,621
Deere & Co	3.90	06/09/2042	73,000	91,211
Eaton Corp	3.10	09/15/2027	100,000	110,511
Fortive Corp	3.15	06/15/2026	35,000	38,309
Fortive Corp	4.30	06/15/2046	100,000	112,632
General Dynamics Corp	2.25	11/15/2022	159,000	165,386
General Dynamics Corp	3.25	04/01/2025	100,000	110,902
General Electric Co	3.45	05/01/2027	150,000	153,527
General Electric Co	3.63	05/01/2030	150,000	150,170
General Electric Co	6.75	03/15/2032	142,000	172,751
General Electric Co	5.88	01/14/2038	121,000	136,571
General Electric Co	4.25	05/01/2040	150,000	149,262
General Electric Co	4.35	05/01/2050	150,000	148,351
Honeywell International Inc	1.35	06/01/2025	200,000	204,829
Honeywell International Inc	1.95	06/01/2030	200,000	209,017
Howmet Aerospace Inc	6.88	05/01/2025	150,000	162,729
Hubbell Inc	3.35	03/01/2026	142,000	152,247
Illinois Tool Works Inc	2.65	11/15/2026	142,000	156,630
Ingersoll-Rand Global Holding Co Ltd	3.75	08/21/2028	160,000	177,512
John Deere Capital Corp	2.95	04/01/2022	100,000	104,362
John Deere Capital Corp	2.80	03/06/2023	200,000	212,463
Johnson Controls International PLC	5.13	09/14/2045	19,000	22,889
L3Harris Technologies Inc	4.40	06/15/2028	150,000	177,434
Lockheed Martin Corp	3.35	09/15/2021	56,000	58,024
Lockheed Martin Corp	4.09	09/15/2052	150,000	195,867
Masco Corp	5.95	03/15/2022	100,000	107,881
Northrop Grumman Corp	2.93	01/15/2025	150,000	162,240
Northrop Grumman Corp	3.25	01/15/2028	300,000	335,500
Northrop Grumman Corp	4.03	10/15/2047	100,000	121,217
Owens Corning	4.20	12/01/2024	100,000	110,056
Parker-Hannifin Corp	4.00	06/14/2049	20,000	23,179
Raytheon Technologies Corp	2.25	07/01/2030	100,000	104,150
Republic Services Inc	3.55	06/01/2022	200,000	210,108
Roper Technologies Inc	4.20	09/15/2028	200,000	234,372
Snap-on Inc	3.25	03/01/2027	100,000	108,784

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Capital Goods — 0.86%
Sonoco Products Co	3.13	05/01/2030	150,000	156,577
United Technologies Corp	3.13	05/04/2027	30,000	33,338
United Technologies Corp	4.50	06/01/2042	100,000	124,631
United Technologies Corp	4.05	05/04/2047	100,000	119,504
United Technologies Corp	4.63	11/16/2048	35,000	45,440
Waste Connections Inc	3.50	05/01/2029	100,000	112,298
Waste Management Inc	3.15	11/15/2027	100,000	111,939
Waste Management Inc	4.15	07/15/2049	100,000	125,388
Westinghouse Air Brake Technologies Corp	4.95	09/15/2028	300,000	334,363
WW Grainger Inc	3.75	05/15/2046	97,000	106,058

				8,178,906

Communications — 1.31%
Activision Blizzard Inc	3.40	06/15/2027	100,000	111,203
America Movil SAB de CV (Mexico)	3.63	04/22/2029	200,000	221,786
America Movil SAB de CV (Mexico)	6.13	03/30/2040	100,000	141,927
America Movil SAB de CV (Mexico)	4.38	04/22/2049	200,000	242,064
American Tower Corp	3.00	06/15/2023	100,000	106,627
American Tower Corp	3.80	08/15/2029	40,000	45,271
AT&T Inc	3.00	06/30/2022	100,000	104,431
AT&T Inc	3.80	03/01/2024	100,000	109,911
AT&T Inc	4.45	04/01/2024	240,000	269,645
AT&T Inc	3.40	05/15/2025	340,000	373,646
AT&T Inc	2.95	07/15/2026	20,000	21,767
AT&T Inc	3.80	02/15/2027	520,000	585,661
AT&T Inc	4.25	03/01/2027	270,000	307,568
AT&T Inc	4.35	03/01/2029	60,000	69,957
AT&T Inc	4.85	03/01/2039	40,000	48,245
AT&T Inc	5.35	09/01/2040	125,000	157,151
AT&T Inc	4.85	07/15/2045	150,000	178,244
AT&T Inc	4.75	05/15/2046	180,000	215,791
AT&T Inc	4.55	03/09/2049	153,000	180,390
AT&T Inc	5.70	03/01/2057	200,000	273,821
Charter Communications Operating LLC / Charter Communications Operating Capital	4.91	07/23/2025	300,000	343,825
Charter Communications Operating LLC / Charter Communications Operating Capital	5.38	05/01/2047	300,000	354,275
Comcast Corp	2.75	03/01/2023	145,000	154,002
Comcast Corp	3.70	04/15/2024	110,000	121,746
Comcast Corp	3.15	03/01/2026	100,000	111,724
Comcast Corp	3.55	05/01/2028	20,000	23,032
Comcast Corp	3.20	07/15/2036	250,000	276,471
Comcast Corp	6.45	03/15/2037	108,000	159,701

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Communications — 1.31%
Comcast Corp	3.90	03/01/2038	25,000	29,686
Comcast Corp	4.60	10/15/2038	100,000	127,165
Comcast Corp	4.60	08/15/2045	85,000	109,273
Comcast Corp	4.00	03/01/2048	185,000	224,955
Comcast Corp	4.70	10/15/2048	135,000	181,564
Crown Castle International Corp	4.88	04/15/2022	35,000	37,390
Crown Castle International Corp	4.45	02/15/2026	150,000	171,943
Crown Castle International Corp	3.25	01/15/2051	75,000	75,728
Deutsche Telekom International Finance BV (Germany)	8.75	06/15/2030	100,000	156,436
Discovery Communications LLC	2.95	03/20/2023	63,000	66,187
Discovery Communications LLC	4.13	05/15/2029	50,000	57,089
Discovery Communications LLC	4.88	04/01/2043	100,000	114,073
Discovery Communications LLC	5.20	09/20/2047	120,000	139,610
Discovery Communications LLC	5.30	05/15/2049	50,000	59,843
Fox Corp	5.58	01/25/2049	100,000	139,147
Grupo Televisa SAB (Mexico)	6.63	03/18/2025	150,000	176,419
Interpublic Group of Cos Inc/The	3.75	10/01/2021	150,000	155,516
Interpublic Group of Cos Inc/The	4.65	10/01/2028	150,000	174,351
Interpublic Group of Cos Inc/The	5.40	10/01/2048	100,000	110,240
Omnicom Group Inc	2.45	04/30/2030	100,000	102,032
Rogers Communications Inc (Canada)	4.30	02/15/2048	15,000	17,827
Rogers Communications Inc (Canada)	4.35	05/01/2049	200,000	245,716
Telefonica Emisiones SA (Spain)	5.21	03/08/2047	270,000	336,292
Time Warner Cable LLC	7.30	07/01/2038	150,000	206,467
TWDC Enterprises 18 Corp	2.35	12/01/2022	150,000	156,151
TWDC Enterprises 18 Corp	4.13	06/01/2044	125,000	150,935
Verizon Communications Inc	2.95	03/15/2022	150,000	156,445
Verizon Communications Inc	5.15	09/15/2023	100,000	113,872
Verizon Communications Inc	4.13	03/16/2027	290,000	342,062
Verizon Communications Inc	4.02	12/03/2029	85,000	101,369
Verizon Communications Inc	4.50	08/10/2033	160,000	199,304
Verizon Communications Inc	5.25	03/16/2037	150,000	200,814
Verizon Communications Inc	4.81	03/15/2039	130,000	169,816
Verizon Communications Inc	4.86	08/21/2046	76,000	103,205
Verizon Communications Inc	5.01	04/15/2049	110,000	153,416
Verizon Communications Inc	4.67	03/15/2055	200,000	271,876
ViacomCBS Inc	4.00	01/15/2026	15,000	16,793
ViacomCBS Inc	3.38	02/15/2028	150,000	159,403
ViacomCBS Inc	4.20	05/19/2032	100,000	112,439
ViacomCBS Inc	6.88	04/30/2036	200,000	271,038
ViacomCBS Inc	4.60	01/15/2045	100,000	105,874
ViacomCBS Inc	4.95	05/19/2050	100,000	111,383
Vodafone Group PLC (United Kingdom)	3.75	01/16/2024	150,000	163,817

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Communications — 1.31%
Vodafone Group PLC (United Kingdom)	4.38	05/30/2028	75,000	89,198
Vodafone Group PLC (United Kingdom)	5.00	05/30/2038	60,000	75,409
Vodafone Group PLC (United Kingdom)	5.25	05/30/2048	60,000	78,356
Vodafone Group PLC (United Kingdom)	4.25	09/17/2050	30,000	35,723
Vodafone Group PLC (United Kingdom)	5.13	06/19/2059	50,000	65,439
Walt Disney Co/The	1.75	08/30/2024	65,000	67,369
Walt Disney Co/The	2.00	09/01/2029	125,000	127,377
Walt Disney Co/The	2.75	09/01/2049	100,000	97,168
Walt Disney Co/The	3.80	05/13/2060	200,000	230,634

				12,451,516

Consumer, Cyclical — 1.05%
Alibaba Group Holding Ltd (China)	3.60	11/28/2024	285,000	310,854
Alibaba Group Holding Ltd (China)	4.00	12/06/2037	200,000	232,266
Amazon.com Inc	5.20	12/03/2025	200,000	245,473
Amazon.com Inc	1.50	06/03/2030	50,000	50,605
Amazon.com Inc	3.88	08/22/2037	215,000	266,214
Amazon.com Inc	4.25	08/22/2057	250,000	333,687
Amazon.com Inc	2.70	06/03/2060	75,000	76,289
American Honda Finance Corp	1.70	09/09/2021	100,000	101,420
American Honda Finance Corp	3.45	07/14/2023	50,000	53,798
Automatic Data Processing Inc	3.38	09/15/2025	150,000	168,375
Booking Holdings Inc	4.10	04/13/2025	150,000	168,357
Costco Wholesale Corp	3.00	05/18/2027	30,000	33,732
Costco Wholesale Corp	1.38	06/20/2027	400,000	408,479
Costco Wholesale Corp	1.60	04/20/2030	200,000	201,965
Costco Wholesale Corp	1.75	04/20/2032	200,000	202,653
Cummins Inc	4.88	10/01/2043	10,000	13,246
Daimler Finance North America LLC (Germany)	8.50	01/18/2031	100,000	152,362
Darden Restaurants Inc	4.55	02/15/2048	5,000	4,764
Dollar Tree Inc	4.20	05/15/2028	30,000	34,824
eBay Inc	3.80	03/09/2022	10,000	10,504
eBay Inc	3.60	06/05/2027	10,000	11,350
General Motors Co	5.15	04/01/2038	150,000	143,771
General Motors Co	5.20	04/01/2045	10,000	9,686
General Motors Co	6.75	04/01/2046	155,000	168,834
General Motors Financial Co Inc	3.20	07/06/2021	490,000	495,424
General Motors Financial Co Inc	3.55	07/08/2022	100,000	102,526
General Motors Financial Co Inc	4.30	07/13/2025	25,000	26,064
General Motors Financial Co Inc	4.35	01/17/2027	250,000	258,676
Home Depot Inc/The	3.00	04/01/2026	150,000	168,592
Home Depot Inc/The	3.30	04/15/2040	200,000	224,517
Home Depot Inc/The	4.88	02/15/2044	200,000	272,243
Home Depot Inc/The	3.50	09/15/2056	24,000	27,875

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Consumer, Cyclical — 1.05%
IHS Markit Ltd	3.63	05/01/2024	74,000	79,350
Lear Corp	3.50	05/30/2030	200,000	199,753
Lowe’s Cos Inc	3.65	04/05/2029	100,000	114,679
Lowe’s Cos Inc	3.70	04/15/2046	150,000	167,196
Lowe’s Cos Inc	4.55	04/05/2049	100,000	125,850
Marriott International Inc	4.15	12/01/2023	75,000	77,820
Marriott International Inc	3.13	06/15/2026	15,000	14,591
Marriott International Inc	4.65	12/01/2028	75,000	77,692
Mastercard Inc	3.38	04/01/2024	100,000	110,635
McDonald’s Corp	4.70	12/09/2035	25,000	31,379
McDonald’s Corp	3.63	09/01/2049	20,000	21,945
McDonald’s Corp	4.20	04/01/2050	300,000	363,729
NIKE Inc	2.25	05/01/2023	73,000	76,822
NIKE Inc	3.88	11/01/2045	71,000	85,614
PACCAR Financial Corp	2.30	08/10/2022	150,000	155,314
Starbucks Corp	2.70	06/15/2022	142,000	147,612
Starbucks Corp	2.45	06/15/2026	92,000	98,096
Starbucks Corp	4.00	11/15/2028	100,000	117,024
Starbucks Corp	3.55	08/15/2029	100,000	113,875
Starbucks Corp	2.55	11/15/2030	100,000	104,895
Starbucks Corp	4.45	08/15/2049	100,000	120,842
Target Corp	4.00	07/01/2042	140,000	174,286
Toyota Motor Credit Corp	3.30	01/12/2022	242,000	252,079
Toyota Motor Credit Corp	2.00	10/07/2024	80,000	83,244
Toyota Motor Credit Corp	2.15	02/13/2030	150,000	157,768
VF Corp	2.95	04/23/2030	100,000	106,923
Visa Inc	2.80	12/14/2022	135,000	142,573
Visa Inc	4.30	12/14/2045	146,000	192,782
Visa Inc	3.65	09/15/2047	20,000	24,300
Walgreen Co	3.10	09/15/2022	320,000	335,334
Walgreens Boots Alliance Inc	3.45	06/01/2026	90,000	97,488
Walmart Inc	3.40	06/26/2023	85,000	92,596
Walmart Inc	3.30	04/22/2024	242,000	265,962
Walmart Inc	2.85	07/08/2024	50,000	54,412
Walmart Inc	3.70	06/26/2028	215,000	254,594
Walmart Inc	3.25	07/08/2029	100,000	116,088
Walmart Inc	3.95	06/28/2038	30,000	38,113
Walmart Inc	4.05	06/29/2048	160,000	210,536

				9,983,216

Consumer, Non-cyclical — 2.56%
Abbott Laboratories	2.55	03/15/2022	81,000	83,979
Abbott Laboratories	2.95	03/15/2025	228,000	250,704
Abbott Laboratories	3.75	11/30/2026	311,000	361,840
AbbVie Inc	3.20	05/14/2026	270,000	296,849

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Consumer, Non-cyclical — 2.56%
AbbVie Inc	4.25	11/14/2028	240,000	280,911
AbbVie Inc	4.50	05/14/2035	200,000	240,923
AbbVie Inc	4.70	05/14/2045	140,000	175,981
AbbVie Inc	4.45	05/14/2046	130,000	158,630
AbbVie Inc	4.88	11/14/2048	30,000	39,397
Altria Group Inc	3.80	02/14/2024	50,000	54,669
Altria Group Inc	4.40	02/14/2026	50,000	57,573
Altria Group Inc	4.80	02/14/2029	65,000	75,890
Altria Group Inc	5.80	02/14/2039	40,000	49,467
Altria Group Inc	5.38	01/31/2044	135,000	162,355
Altria Group Inc	6.20	02/14/2059	55,000	73,359
AmerisourceBergen Corp	3.45	12/15/2027	150,000	167,715
Amgen Inc	3.63	05/15/2022	25,000	26,158
Amgen Inc	3.20	11/02/2027	100,000	112,685
Amgen Inc	2.45	02/21/2030	30,000	31,720
Amgen Inc	3.15	02/21/2040	25,000	26,850
Amgen Inc	4.40	05/01/2045	140,000	174,183
Amgen Inc	3.38	02/21/2050	25,000	27,877
Amgen Inc	4.66	06/15/2051	100,000	133,316
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc (Belgium)	3.65	02/01/2026	100,000	112,279
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc (Belgium)	4.90	02/01/2046	100,000	122,369
Anheuser-Busch InBev Finance Inc (Belgium)	3.30	02/01/2023	180,000	190,651
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.00	04/13/2028	150,000	173,116
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.75	01/23/2029	105,000	126,871
Anheuser-Busch InBev Worldwide Inc (Belgium)	3.50	06/01/2030	150,000	168,665
Anheuser-Busch InBev Worldwide Inc (Belgium)	5.45	01/23/2039	45,000	56,857
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.35	06/01/2040	150,000	170,872
Anheuser-Busch InBev Worldwide Inc (Belgium)	3.75	07/15/2042	200,000	214,073
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.60	04/15/2048	100,000	117,062
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.75	04/15/2058	300,000	362,327
Anheuser-Busch InBev Worldwide Inc (Belgium)	5.80	01/23/2059	110,000	156,539

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Consumer, Non-cyclical — 2.56%
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.60	06/01/2060	150,000	178,833
Archer-Daniels-Midland Co	2.50	08/11/2026	150,000	163,129
Ascension Health	3.11	11/15/2039	100,000	109,459
Ascension Health	3.95	11/15/2046	15,000	18,751
Ascension Health	4.85	11/15/2053	44,000	64,575
AstraZeneca PLC (United Kingdom)	6.45	09/15/2037	135,000	205,288
BAT Capital Corp (United Kingdom)	4.39	08/15/2037	100,000	109,111
Baxalta Inc	4.00	06/23/2025	260,000	294,694
Becton Dickinson and Co	3.13	11/08/2021	90,000	92,472
Becton Dickinson and Co	3.73	12/15/2024	250,000	275,786
Becton Dickinson and Co	4.67	06/06/2047	120,000	147,142
Biogen Inc	4.05	09/15/2025	250,000	286,587
Boston Scientific Corp	3.85	05/15/2025	16,000	17,994
Boston Scientific Corp	1.90	06/01/2025	100,000	103,636
Boston Scientific Corp	2.65	06/01/2030	100,000	104,208
Bristol-Myers Squibb Co	2.00	08/01/2022	209,000	214,938
Bristol-Myers Squibb Co	3.25	02/27/2027	50,000	57,380
Bristol-Myers Squibb Co	3.25	08/01/2042	300,000	336,440
Bunge Ltd Finance Corp	3.00	09/25/2022	300,000	312,672
Campbell Soup Co	2.50	08/02/2022	100,000	103,021
Campbell Soup Co	4.15	03/15/2028	30,000	34,536
Campbell Soup Co	2.38	04/24/2030	150,000	155,364
Cardinal Health Inc	3.08	06/15/2024	130,000	138,372
Cardinal Health Inc	3.41	06/15/2027	120,000	134,126
Church & Dwight Co Inc	3.15	08/01/2027	125,000	137,722
Church & Dwight Co Inc	3.95	08/01/2047	220,000	249,740
Cigna Corp	3.75	07/15/2023	200,000	217,097
Cigna Corp	2.40	03/15/2030	100,000	103,761
Cigna Corp	4.80	08/15/2038	300,000	380,132
Clorox Co/The	1.80	05/15/2030	100,000	100,902
Coca-Cola Co/The	2.50	04/01/2023	50,000	52,980
Coca-Cola Co/The	2.95	03/25/2025	100,000	110,053
Coca-Cola Co/The	2.88	10/27/2025	100,000	111,072
Coca-Cola Co/The	3.38	03/25/2027	100,000	114,679
Coca-Cola Co/The	3.45	03/25/2030	100,000	117,664
Coca-Cola Femsa SAB de CV (Mexico)	2.75	01/22/2030	150,000	158,673
Conagra Brands Inc	3.80	10/22/2021	150,000	155,885
Conagra Brands Inc	5.30	11/01/2038	20,000	26,154
Conagra Brands Inc	5.40	11/01/2048	20,000	27,616
Constellation Brands Inc	2.70	05/09/2022	150,000	155,558
CVS Health Corp	2.75	12/01/2022	250,000	260,856
CVS Health Corp	3.88	07/20/2025	150,000	168,577
CVS Health Corp	2.88	06/01/2026	140,000	151,545

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Consumer, Non-cyclical — 2.56%
CVS Health Corp	4.30	03/25/2028	210,000	245,609
CVS Health Corp	3.25	08/15/2029	40,000	44,195
CVS Health Corp	4.78	03/25/2038	100,000	124,260
CVS Health Corp	5.13	07/20/2045	160,000	206,160
CVS Health Corp	5.05	03/25/2048	160,000	209,583
Diageo Capital PLC (United Kingdom)	2.13	10/24/2024	200,000	210,359
Diageo Capital PLC (United Kingdom)	2.38	10/24/2029	300,000	320,270
Diageo Capital PLC (United Kingdom)	3.88	04/29/2043	50,000	60,541
Diageo Investment Corp (United Kingdom)	2.88	05/11/2022	100,000	104,346
Eli Lilly & Co	2.75	06/01/2025	32,000	35,198
Eli Lilly & Co	3.10	05/15/2027	200,000	224,685
Eli Lilly & Co	3.95	03/15/2049	150,000	190,370
Estee Lauder Cos Inc/The	2.00	12/01/2024	20,000	21,061
Estee Lauder Cos Inc/The	4.15	03/15/2047	13,000	16,422
Estee Lauder Cos Inc/The	3.13	12/01/2049	100,000	109,883
Fomento Economico Mexicano SAB de CV (Mexico)	3.50	01/16/2050	150,000	154,824
General Mills Inc	3.15	12/15/2021	200,000	206,101
General Mills Inc	3.20	02/10/2027	100,000	112,807
Gilead Sciences Inc	3.25	09/01/2022	100,000	105,731
Gilead Sciences Inc	2.95	03/01/2027	50,000	55,799
Gilead Sciences Inc	4.75	03/01/2046	136,000	183,803
Gilead Sciences Inc	4.15	03/01/2047	224,000	284,911
GlaxoSmithKline Capital Inc (United Kingdom)	3.38	05/15/2023	45,000	48,520
GlaxoSmithKline Capital Inc (United Kingdom)	3.88	05/15/2028	140,000	164,825
GlaxoSmithKline Capital Inc (United Kingdom)	6.38	05/15/2038	100,000	151,749
GlaxoSmithKline Capital PLC (United Kingdom)	2.85	05/08/2022	242,000	252,446
GlaxoSmithKline Capital PLC (United Kingdom)	2.88	06/01/2022	200,000	208,633
GlaxoSmithKline Capital PLC (United Kingdom)	3.00	06/01/2024	200,000	216,325
HCA Inc	5.00	03/15/2024	200,000	222,300
HCA Inc	4.50	02/15/2027	200,000	222,994
HCA Inc	4.13	06/15/2029	40,000	44,124
HCA Inc	5.13	06/15/2039	20,000	23,312
HCA Inc	5.25	06/15/2049	40,000	47,923
Johnson & Johnson	3.63	03/03/2037	30,000	35,798
Johnson & Johnson	4.50	12/05/2043	200,000	277,524
Johnson & Johnson	3.70	03/01/2046	27,000	33,758
Kaiser Foundation Hospitals	3.50	04/01/2022	300,000	314,571
Keurig Dr Pepper Inc	4.06	05/25/2023	150,000	163,472

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Consumer, Non-cyclical — 2.56%
Keurig Dr Pepper Inc	3.20	05/01/2030	150,000	166,872
Keurig Dr Pepper Inc	4.42	12/15/2046	100,000	119,125
Kimberly-Clark Corp	3.90	05/04/2047	5,000	6,166
Kroger Co/The	5.40	07/15/2040	100,000	127,663
Kroger Co/The	4.45	02/01/2047	120,000	147,102
McCormick & Co Inc	2.70	08/15/2022	240,000	250,065
McKesson Corp	3.95	02/16/2028	10,000	11,438
Medtronic Inc	3.50	03/15/2025	392,000	442,353
Medtronic Inc	4.63	03/15/2045	82,000	110,437
Merck & Co Inc	2.40	09/15/2022	218,000	226,923
Merck & Co Inc	3.40	03/07/2029	100,000	115,384
Merck & Co Inc	1.45	06/24/2030	50,000	49,943
Merck & Co Inc	3.90	03/07/2039	50,000	60,427
Merck & Co Inc	2.35	06/24/2040	75,000	76,318
Merck & Co Inc	3.70	02/10/2045	53,000	63,297
Merck & Co Inc	4.00	03/07/2049	50,000	64,165
Merck & Co Inc	2.45	06/24/2050	75,000	75,382
Molson Coors Brewing Co	3.00	07/15/2026	100,000	104,037
Molson Coors Brewing Co	4.20	07/15/2046	100,000	97,313
Mondelez International Inc	2.13	04/13/2023	100,000	103,573
Mylan NV	3.95	06/15/2026	100,000	111,805
Mylan NV	5.25	06/15/2046	135,000	167,395
New York and Presbyterian Hospital/The	4.02	08/01/2045	78,000	95,736
New York and Presbyterian Hospital/The	3.95	08/01/2119	50,000	53,741
Novartis Capital Corp (Switzerland)	3.00	11/20/2025	100,000	111,008
Novartis Capital Corp (Switzerland)	2.20	08/14/2030	40,000	42,253
Novartis Capital Corp (Switzerland)	4.40	05/06/2044	100,000	133,292
Novartis Capital Corp (Switzerland)	2.75	08/14/2050	25,000	26,413
Partners Healthcare System Inc	4.12	07/01/2055	164,000	206,644
PepsiCo Inc	2.25	05/02/2022	200,000	206,625
PepsiCo Inc	2.25	03/19/2025	100,000	106,872
PepsiCo Inc	2.75	03/19/2030	100,000	111,467
PepsiCo Inc	4.45	04/14/2046	100,000	133,707
PepsiCo Inc	3.45	10/06/2046	121,000	139,745
Pfizer Inc	7.20	03/15/2039	170,000	287,446
Pfizer Inc	4.20	09/15/2048	50,000	65,163
Pfizer Inc	4.00	03/15/2049	50,000	64,009
Philip Morris International Inc	3.38	08/11/2025	50,000	55,690
Philip Morris International Inc	3.13	03/02/2028	100,000	111,913
Philip Morris International Inc	3.88	08/21/2042	50,000	57,154
Philip Morris International Inc	4.25	11/10/2044	100,000	120,941
Procter & Gamble Co/The	1.70	11/03/2021	100,000	101,768
Procter & Gamble Co/The	2.45	11/03/2026	100,000	109,692

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Consumer, Non-cyclical — 2.56%
Providence St Joseph Health Obligated Group	3.74	10/01/2047	10,000	11,369
Quest Diagnostics Inc	2.80	06/30/2031	100,000	104,909
Reynolds American Inc (United Kingdom)	4.45	06/12/2025	100,000	112,674
Reynolds American Inc (United Kingdom)	6.15	09/15/2043	100,000	122,239
Stryker Corp	3.65	03/07/2028	100,000	114,579
Sysco Corp	2.60	06/12/2022	100,000	103,061
Sysco Corp	4.50	04/01/2046	100,000	108,435
Thermo Fisher Scientific Inc	4.15	02/01/2024	100,000	110,944
Thermo Fisher Scientific Inc	4.50	03/25/2030	100,000	123,944
Tyson Foods Inc	4.55	06/02/2047	100,000	122,907
Unilever Capital Corp (United Kingdom)	5.90	11/15/2032	142,000	205,291
Wyeth LLC	6.45	02/01/2024	364,000	438,223
Zoetis Inc	4.70	02/01/2043	150,000	197,754
Zoetis Inc	3.00	05/15/2050	300,000	309,026

				24,372,901

Energy — 1.28%
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	2.77	12/15/2022	35,000	36,476
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	3.34	12/15/2027	25,000	26,637
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	4.08	12/15/2047	25,000	25,962
BP Capital Markets America Inc	2.75	05/10/2023	200,000	211,229
BP Capital Markets America Inc	3.12	05/04/2026	200,000	218,597
BP Capital Markets America Inc	3.00	02/24/2050	100,000	98,266
BP Capital Markets PLC (United Kingdom)	2.50	11/06/2022	200,000	208,180
BP Capital Markets PLC (United Kingdom)	3.28	09/19/2027	35,000	38,065
Burlington Resources Finance Co	7.20	08/15/2031	94,000	134,543
Canadian Natural Resources Ltd (Canada)	2.95	01/15/2023	100,000	103,407
Canadian Natural Resources Ltd (Canada)	3.85	06/01/2027	280,000	300,061
Canadian Natural Resources Ltd (Canada)	6.45	06/30/2033	100,000	120,487
Canadian Natural Resources Ltd (Canada)	6.50	02/15/2037	75,000	90,513
Cheniere Corpus Christi Holdings LLC	5.88	03/31/2025	75,000	84,058
Chevron Corp	2.95	05/16/2026	200,000	221,512
Chevron Corp	2.00	05/11/2027	155,000	162,302
Chevron Corp	3.08	05/11/2050	200,000	212,345
Cimarex Energy Co	3.90	05/15/2027	100,000	101,177
Concho Resources Inc	4.88	10/01/2047	100,000	112,163
Conocophillips	6.50	02/01/2039	122,000	177,635
Devon Energy Corp	4.75	05/15/2042	25,000	21,921
Dominion Energy Gas Holdings LLC	3.55	11/01/2023	200,000	214,891
Enable Midstream Partners LP	5.00	05/15/2044	135,000	107,927
Enbridge Inc (Canada)	3.13	11/15/2029	400,000	419,259

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Energy — 1.28%
Enbridge Inc (Canada)	5.50	12/01/2046	60,000	77,382
Energy Transfer Operating LP	3.60	02/01/2023	15,000	15,518
Energy Transfer Operating LP	4.05	03/15/2025	200,000	212,226
Energy Transfer Operating LP	4.75	01/15/2026	270,000	293,128
Energy Transfer Operating LP	3.75	05/15/2030	30,000	29,798
Energy Transfer Operating LP	6.25	04/15/2049	35,000	37,104
Energy Transfer Operating LP	5.00	05/15/2050	45,000	42,739
Energy Transfer Partners LP / Regency Energy Finance Corp	5.88	03/01/2022	100,000	105,517
Enterprise Products Operating LLC	3.13	07/31/2029	300,000	321,121
Enterprise Products Operating LLC	4.90	05/15/2046	200,000	233,960
Enterprise Products Operating LLC	4.25	02/15/2048	15,000	16,543
Enterprise Products Operating LLC	4.95	10/15/2054	75,000	84,065
Enterprise Products Operating LLC	3.95	01/31/2060	40,000	41,220
Exxon Mobil Corp	2.40	03/06/2022	112,000	115,462
Exxon Mobil Corp	2.28	08/16/2026	50,000	53,345
Exxon Mobil Corp	2.61	10/15/2030	395,000	422,864
Exxon Mobil Corp	4.11	03/01/2046	142,000	170,848
Exxon Mobil Corp	3.10	08/16/2049	30,000	31,209
Exxon Mobil Corp	3.45	04/15/2051	60,000	66,446
Halliburton Co	3.25	11/15/2021	453,000	462,912
Halliburton Co	6.70	09/15/2038	53,000	62,866
Husky Energy Inc (Canada)	6.80	09/15/2037	75,000	85,169
Kinder Morgan Energy Partners LP	4.15	03/01/2022	275,000	289,164
Kinder Morgan Energy Partners LP	6.50	02/01/2037	75,000	93,941
Kinder Morgan Energy Partners LP	5.00	08/15/2042	130,000	146,002
Kinder Morgan Inc	3.15	01/15/2023	70,000	73,319
MPLX LP	3.38	03/15/2023	90,000	93,855
MPLX LP	4.00	03/15/2028	65,000	68,496
MPLX LP	4.50	04/15/2038	135,000	135,025
MPLX LP	4.70	04/15/2048	30,000	30,237
MPLX LP	5.50	02/15/2049	30,000	33,247
MPLX LP	4.90	04/15/2058	25,000	25,114
Noble Energy Inc	4.95	08/15/2047	100,000	89,244
ONEOK Inc	4.00	07/13/2027	200,000	202,754
ONEOK Inc	3.10	03/15/2030	200,000	191,351
ONEOK Partners LP	5.00	09/15/2023	100,000	108,054
Phillips 66	3.90	03/15/2028	100,000	113,134
Phillips 66	4.88	11/15/2044	50,000	61,902
Plains All American Pipeline LP / PAA Finance Corp	4.50	12/15/2026	20,000	20,973
Plains All American Pipeline LP / PAA Finance Corp	5.15	06/01/2042	200,000	193,627
Sabine Pass Liquefaction LLC	6.25	03/15/2022	830,000	884,507

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Energy — 1.28%
Schlumberger Investment SA	3.65	12/01/2023	192,000	206,124
Shell International Finance BV (Netherlands)	3.25	05/11/2025	100,000	110,781
Shell International Finance BV (Netherlands)	2.75	04/06/2030	150,000	162,628
Shell International Finance BV (Netherlands)	5.50	03/25/2040	150,000	212,442
Shell International Finance BV (Netherlands)	3.75	09/12/2046	145,000	163,231
Suncor Energy Inc (Canada)	6.80	05/15/2038	105,000	135,613
Suncor Energy Inc (Canada)	6.50	06/15/2038	110,000	138,789
Suncor Energy Inc (Canada)	4.00	11/15/2047	20,000	20,773
Sunoco Logistics Partners Operations LP	4.25	04/01/2024	150,000	160,496
Sunoco Logistics Partners Operations LP	5.35	05/15/2045	15,000	14,692
Sunoco Logistics Partners Operations LP	5.40	10/01/2047	250,000	250,128
Total Capital Canada Ltd (France)	2.75	07/15/2023	50,000	53,414
Total Capital International SA (France)	2.83	01/10/2030	70,000	76,071
Total Capital International SA (France)	3.46	07/12/2049	100,000	108,033
TransCanada Pipelines Ltd (Canada)	4.88	01/15/2026	100,000	117,424
TransCanada Pipelines Ltd (Canada)	6.20	10/15/2037	168,000	224,658
TransCanada Pipelines Ltd (Canada)	4.88	05/15/2048	120,000	148,884
Valero Energy Corp	4.00	04/01/2029	150,000	166,856
Williams Cos Inc/The	3.35	08/15/2022	15,000	15,602
Williams Cos Inc/The	4.00	09/15/2025	15,000	16,619
Williams Cos Inc/The	3.50	11/15/2030	75,000	78,633
Williams Cos Inc/The	7.50	01/15/2031	80,000	102,445
Williams Cos Inc/The	8.75	03/15/2032	70,000	103,799
Williams Cos Inc/The	5.10	09/15/2045	100,000	109,748

				12,180,884

Finance — 4.62%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)	3.95	02/01/2022	910,000	910,278
Aetna Inc	3.88	08/15/2047	200,000	225,629
Aflac Inc	3.63	11/15/2024	167,000	188,767
Alexandria Real Estate Equities Inc	4.00	01/15/2024	150,000	165,781
Alexandria Real Estate Equities Inc	2.75	12/15/2029	50,000	53,338
Alleghany Corp	4.95	06/27/2022	100,000	106,537
Ally Financial Inc	3.05	06/05/2023	300,000	303,605
American Campus Communities Operating Partnership LP	3.88	01/30/2031	100,000	104,956
American Express Co	2.75	05/20/2022	100,000	103,824
American Express Co	3.00	10/30/2024	400,000	432,594
American Homes 4 Rent LP	4.25	02/15/2028	10,000	10,694
American International Group Inc	4.13	02/15/2024	390,000	435,299

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Finance — 4.62%
American International Group Inc	4.20	04/01/2028	30,000	33,976
American International Group Inc	3.40	06/30/2030	200,000	216,233
American International Group Inc	4.80	07/10/2045	100,000	121,450
American International Group Inc	4.75	04/01/2048	20,000	24,114
American International Group Inc (3 Months LIBOR + 2.868%) [2]	5.75	04/01/2048	100,000	103,209
Ameriprise Financial Inc	4.00	10/15/2023	146,000	161,215
Anthem Inc	3.50	08/15/2024	25,000	27,357
Anthem Inc	4.10	03/01/2028	125,000	146,489
Anthem Inc	4.63	05/15/2042	130,000	161,800
Anthem Inc	4.38	12/01/2047	30,000	37,329
Anthem Inc	3.13	05/15/2050	200,000	206,896
Aon PLC	4.60	06/14/2044	125,000	153,062
AvalonBay Communities Inc	3.30	06/01/2029	50,000	56,355
AvalonBay Communities Inc	3.90	10/15/2046	142,000	170,862
AvalonBay Communities Inc	4.15	07/01/2047	50,000	63,209
Banco Santander SA (Spain)	3.85	04/12/2023	200,000	212,936
BancorpSouth Bank (3 Months LIBOR + 2.470%) [2]	4.13	11/20/2029	200,000	200,297
Bank of America Corp	2.50	10/21/2022	280,000	286,652
Bank of America Corp	4.00	04/01/2024	280,000	310,802
Bank of America Corp	4.20	08/26/2024	150,000	166,530
Bank of America Corp	3.95	04/21/2025	150,000	166,097
Bank of America Corp	3.25	10/21/2027	150,000	165,431
Bank of America Corp	6.11	01/29/2037	230,000	323,823
Bank of America Corp (3 Months LIBOR + 0.790%) [2]	3.00	12/20/2023	630,000	661,758
Bank of America Corp (3 Months LIBOR + 0.940%) [2]	3.86	07/23/2024	50,000	54,183
Bank of America Corp (3 Months LIBOR + 0.970%) [2]	3.46	03/15/2025	100,000	108,464
Bank of America Corp (3 Months LIBOR + 0.990%) [2]	2.50	02/13/2031	75,000	78,629
Bank of America Corp (3 Months LIBOR + 1.070%) [2]	3.97	03/05/2029	50,000	57,284
Bank of America Corp (3 Months LIBOR + 1.180%) [2]	3.19	07/23/2030	50,000	55,195
Bank of America Corp (3 Months LIBOR + 1.190%) [2]	3.95	01/23/2049	25,000	30,246
Bank of America Corp (3 Months LIBOR + 1.310%) [2]	4.27	07/23/2029	60,000	70,768
Bank of America Corp (3 Months LIBOR + 1.370%) [2]	3.59	07/21/2028	140,000	156,916
Bank of America Corp (3 Months LIBOR + 1.520%) [2]	4.33	03/15/2050	55,000	71,077

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Finance — 4.62%
Bank of America Corp (3 Months LIBOR + 1.575%) [2]	3.82	01/20/2028	143,000	162,306
Bank of America Corp (3 Months LIBOR + 1.990%) [2]	4.44	01/20/2048	48,000	62,187
Bank of America Corp (3 Months LIBOR + 3.150%) [2]	4.08	03/20/2051	400,000	501,225
Bank of America Corp (SOFR + 1.150%) [2]	1.32	06/19/2026	65,000	65,169
Bank of America Corp (SOFR + 1.930%) [2]	2.68	06/19/2041	75,000	77,025
Bank of America Corp (SOFR + 2.150%) [2]	2.59	04/29/2031	200,000	211,629
Bank of Nova Scotia/The (Canada)	1.95	02/01/2023	100,000	103,007
Bank of Nova Scotia/The (Canada)	1.63	05/01/2023	200,000	204,722
Bank of Nova Scotia/The (Canada)	2.20	02/03/2025	100,000	104,946
Barclays PLC (United Kingdom)	3.20	08/10/2021	200,000	204,448
Barclays PLC (United Kingdom)	4.95	01/10/2047	200,000	263,338
Barclays PLC (United Kingdom) (3 Months LIBOR + 2.452%) [2]	2.85	05/07/2026	200,000	208,973
BB&T Corp	2.50	08/01/2024	200,000	212,802
Berkshire Hathaway Finance Corp	4.25	01/15/2049	100,000	128,168
Berkshire Hathaway Inc	3.40	01/31/2022	235,000	246,327
Berkshire Hathaway Inc	3.13	03/15/2026	235,000	262,860
BlackRock Inc	3.38	06/01/2022	200,000	211,422
Boston Properties LP	3.13	09/01/2023	100,000	105,772
Boston Properties LP	4.50	12/01/2028	200,000	239,201
Brixmor Operating Partnership LP	4.05	07/01/2030	100,000	102,276
Brookfield Finance Inc (Canada)	4.85	03/29/2029	200,000	235,410
Canadian Imperial Bank of Commerce (Canada)	2.25	01/28/2025	100,000	104,340
Capital One Financial Corp	3.75	03/09/2027	400,000	441,737
Chubb Corp/The	6.00	05/11/2037	85,000	123,091
Chubb INA Holdings Inc	2.70	03/13/2023	119,000	125,533
Chubb INA Holdings Inc	4.35	11/03/2045	27,000	35,201
Citigroup Inc	4.05	07/30/2022	100,000	106,046
Citigroup Inc	3.38	03/01/2023	100,000	106,575
Citigroup Inc	3.88	10/25/2023	25,000	27,459
Citigroup Inc	3.75	06/16/2024	100,000	110,346
Citigroup Inc	4.45	09/29/2027	170,000	194,083
Citigroup Inc	4.13	07/25/2028	130,000	147,254
Citigroup Inc	4.75	05/18/2046	120,000	152,641
Citigroup Inc	4.65	07/23/2048	50,000	65,445
Citigroup Inc (3 Months LIBOR + 0.950%) [2]	2.88	07/24/2023	400,000	416,294

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Finance — 4.62%
Citigroup Inc (3 Months LIBOR + 1.168%) [2]	3.88	01/24/2039	20,000	23,070
Citigroup Inc (3 Months LIBOR + 1.192%) [2]	4.08	04/23/2029	40,000	45,635
Citigroup Inc (3 Months LIBOR + 1.338%) [2]	3.98	03/20/2030	200,000	229,834
Citigroup Inc (3 Months LIBOR + 1.390%) [2]	3.67	07/24/2028	180,000	200,688
Citigroup Inc (3 Months LIBOR + 1.563%) [2]	3.89	01/10/2028	148,000	166,826
Citigroup Inc (3 Months LIBOR + 1.839%) [2]	4.28	04/24/2048	20,000	24,765
Citigroup Inc (SOFR + 4.548%) [2]	5.32	03/26/2041	300,000	407,261
CME Group Inc	3.00	03/15/2025	135,000	149,018
CNA Financial Corp	3.45	08/15/2027	100,000	106,669
Cooperatieve Rabobank UA (Netherlands)	3.88	02/08/2022	100,000	105,567
Cooperatieve Rabobank UA (Netherlands)	3.75	07/21/2026	485,000	534,367
Cooperatieve Rabobank UA (Netherlands)	5.25	05/24/2041	32,000	45,371
Credit Suisse AG/New York NY (Switzerland)	2.10	11/12/2021	250,000	255,228
Credit Suisse AG/New York NY (Switzerland)	2.80	04/08/2022	250,000	259,368
Credit Suisse AG/New York NY (Switzerland)	1.00	05/05/2023	300,000	301,631
Credit Suisse AG/New York NY (Switzerland)	3.63	09/09/2024	250,000	276,146
Credit Suisse AG/New York NY (Switzerland)	2.95	04/09/2025	250,000	271,441
Credit Suisse Group Funding Guernsey Ltd (Switzerland)	3.80	06/09/2023	480,000	516,817
Deutsche Bank AG/New York NY (Germany)	4.25	10/14/2021	90,000	92,341
Discover Bank	3.45	07/27/2026	250,000	270,280
Discover Financial Services	5.20	04/27/2022	100,000	106,740
Duke Realty LP	1.75	07/01/2030	100,000	99,339
E*TRADE Financial Corp	3.80	08/24/2027	150,000	166,365
ERP Operating LP	4.63	12/15/2021	146,000	152,961
ERP Operating LP	3.38	06/01/2025	100,000	109,798
ERP Operating LP	3.50	03/01/2028	10,000	11,322
Fifth Third BanCorp	4.30	01/16/2024	150,000	165,435
GE Capital International Funding Co Unlimited Co	4.42	11/15/2035	328,000	333,495
Goldman Sachs Group Inc/The	5.25	07/27/2021	485,000	509,253
Goldman Sachs Group Inc/The	5.75	01/24/2022	61,000	65,809

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Finance — 4.62%
Goldman Sachs Group Inc/The	4.25	10/21/2025	100,000	112,569
Goldman Sachs Group Inc/The	3.85	01/26/2027	48,000	54,145
Goldman Sachs Group Inc/The	5.15	05/22/2045	200,000	263,302
Goldman Sachs Group Inc/The	4.75	10/21/2045	289,000	377,476
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.158%) [2]	3.81	04/23/2029	50,000	56,523
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.301%) [2]	4.22	05/01/2029	70,000	81,444
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.430%) [2]	4.41	04/23/2039	30,000	36,127
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.510%) [2]	3.69	06/05/2028	400,000	448,084
Hartford Financial Services Group Inc/The	3.60	08/19/2049	200,000	210,878
Healthcare Trust of America Holdings LP	3.10	02/15/2030	50,000	50,447
Healthpeak Properties Inc	4.25	11/15/2023	2,000	2,177
Healthpeak Properties Inc	3.88	08/15/2024	100,000	109,915
Healthpeak Properties Inc	2.88	01/15/2031	100,000	102,690
Highwoods Realty LP	3.05	02/15/2030	50,000	49,773
Host Hotels & Resorts LP	4.75	03/01/2023	200,000	208,608
HSBC Holdings PLC (United Kingdom)	4.88	01/14/2022	200,000	212,763
HSBC Holdings PLC (United Kingdom)	6.50	09/15/2037	300,000	408,642
HSBC Holdings PLC (United Kingdom) (3 Months LIBOR + 1.055%) [2]	3.26	03/13/2023	300,000	310,788
HSBC Holdings PLC (United Kingdom) (3 Months LIBOR + 1.348%) [2]	4.29	09/12/2026	200,000	222,476
Humana Inc	3.13	08/15/2029	200,000	216,621
Huntington Bancshares Inc/OH	2.30	01/14/2022	100,000	102,641
ING Groep NV (Netherlands)	4.05	04/09/2029	200,000	234,741
Jefferies Group LLC / Jefferies Group Capital Finance Inc	4.85	01/15/2027	150,000	165,205
JPMorgan Chase & Co	4.50	01/24/2022	485,000	514,722
JPMorgan Chase & Co	3.25	09/23/2022	242,000	255,541
JPMorgan Chase & Co	3.63	05/13/2024	143,000	157,920
JPMorgan Chase & Co	3.88	09/10/2024	260,000	288,281
JPMorgan Chase & Co	5.60	07/15/2041	385,000	555,847
JPMorgan Chase & Co (3 Months LIBOR + 0.890%) [2]	3.80	07/23/2024	40,000	43,391
JPMorgan Chase & Co (3 Months LIBOR + 0.935%) [2]	2.78	04/25/2023	300,000	310,589
JPMorgan Chase & Co (3 Months LIBOR + 0.945%) [2]	3.51	01/23/2029	45,000	50,266
JPMorgan Chase & Co (3 Months LIBOR + 1.120%) [2]	4.01	04/23/2029	45,000	51,926
JPMorgan Chase & Co (3 Months LIBOR + 1.220%) [2]	3.90	01/23/2049	35,000	42,303

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Finance — 4.62%
JPMorgan Chase & Co (3 Months LIBOR + 1.260%) [2]	4.20	07/23/2029	50,000	58,623
JPMorgan Chase & Co (3 Months LIBOR + 1.380%) [2]	3.96	11/15/2048	50,000	61,149
JPMorgan Chase & Co (SOFR + 1.160%) [2]	2.30	10/15/2025	100,000	104,748
JPMorgan Chase & Co (SOFR + 1.510%) [2]	2.74	10/15/2030	90,000	96,555
JPMorgan Chase & Co (SOFR + 1.850%) [2]	2.08	04/22/2026	200,000	207,724
JPMorgan Chase & Co (SOFR + 2.040%) [2]	2.52	04/22/2031	200,000	211,221
JPMorgan Chase & Co (SOFR + 2.440%) [2]	3.11	04/22/2051	200,000	215,347
JPMorgan Chase & Co (SOFR + 2.460%) [2]	3.11	04/22/2041	100,000	108,009
Kilroy Realty LP	3.05	02/15/2030	50,000	49,614
Kimco Realty Corp	3.80	04/01/2027	125,000	133,503
Lincoln National Corp	3.80	03/01/2028	10,000	11,088
Lincoln National Corp	4.35	03/01/2048	10,000	11,222
Lloyds Banking Group PLC (United Kingdom)	4.45	05/08/2025	250,000	282,789
Lloyds Banking Group PLC (United Kingdom)	4.58	12/10/2025	276,000	306,380
Lloyds Banking Group PLC (United Kingdom)	4.38	03/22/2028	250,000	290,084
Loews Corp	6.00	02/01/2035	142,000	192,522
Markel Corp	3.50	11/01/2027	200,000	215,078
Markel Corp	4.30	11/01/2047	100,000	113,113
Marsh & McLennan Cos Inc	4.38	03/15/2029	200,000	238,143
Marsh & McLennan Cos Inc	4.90	03/15/2049	25,000	33,749
Mercury General Corp	4.40	03/15/2027	100,000	109,080
MetLife Inc	4.05	03/01/2045	242,000	285,645
Mitsubishi UFJ Financial Group Inc (Japan)	3.54	07/26/2021	50,000	51,591
Mitsubishi UFJ Financial Group Inc (Japan)	2.62	07/18/2022	200,000	207,736
Mitsubishi UFJ Financial Group Inc (Japan)	2.67	07/25/2022	150,000	155,916
Mitsubishi UFJ Financial Group Inc (Japan)	3.85	03/01/2026	235,000	267,125
Mitsubishi UFJ Financial Group Inc (Japan)	3.29	07/25/2027	150,000	164,464
Mitsubishi UFJ Financial Group Inc (Japan)	2.56	02/25/2030	200,000	208,775
Mizuho Financial Group Inc (Japan)	2.95	02/28/2022	242,000	250,967
Morgan Stanley	3.13	01/23/2023	50,000	53,015
Morgan Stanley	3.75	02/25/2023	500,000	539,596
Morgan Stanley	3.63	01/20/2027	73,000	82,420
Morgan Stanley	3.95	04/23/2027	270,000	303,879
Morgan Stanley	4.38	01/22/2047	53,000	68,283

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Finance — 4.62%
Morgan Stanley (3 Months LIBOR + 1.140%) [2]	3.77	01/24/2029	60,000	68,310
Morgan Stanley (3 Months LIBOR + 1.455%) [2]	3.97	07/22/2038	200,000	236,514
Morgan Stanley (SOFR + 1.143%) [2]	2.70	01/22/2031	75,000	79,446
Morgan Stanley (SOFR + 1.152%) [2]	2.72	07/22/2025	200,000	212,194
National Australia Bank Ltd/New York (Australia)	2.50	07/12/2026	300,000	324,577
National Retail Properties Inc	3.50	10/15/2027	100,000	104,481
Nomura Holdings Inc (Japan)	2.65	01/16/2025	200,000	208,620
Northern Trust Corp (3 Months LIBOR + 1.131%) [2]	3.38	05/08/2032	150,000	160,731
Omega Healthcare Investors Inc	4.50	01/15/2025	75,000	77,233
Omega Healthcare Investors Inc	5.25	01/15/2026	125,000	133,738
Omega Healthcare Investors Inc	3.63	10/01/2029	50,000	48,948
ORIX Corp (Japan)	2.90	07/18/2022	100,000	103,519
PNC Bank NA	3.25	06/01/2025	310,000	343,748
PNC Financial Services Group Inc/The	3.45	04/23/2029	200,000	229,954
PNC Financial Services Group Inc/The	2.55	01/22/2030	100,000	108,075
Progressive Corp/The	3.70	01/26/2045	142,000	166,085
Progressive Corp/The	4.13	04/15/2047	20,000	25,279
Prologis LP	2.25	04/15/2030	30,000	31,590
Prologis LP	3.00	04/15/2050	15,000	15,858
Prudential Financial Inc	3.70	03/13/2051	180,000	197,380
Prudential Financial Inc (3 Months LIBOR + 2.665%) [2]	5.70	09/15/2048	50,000	56,038
Prudential Financial Inc (3 Months LIBOR + 4.175%) [2]	5.88	09/15/2042	200,000	212,880
Prudential PLC (United Kingdom)	3.13	04/14/2030	75,000	80,648
Realty Income Corp	3.65	01/15/2028	150,000	164,984
Royal Bank of Canada (Canada)	1.95	01/17/2023	100,000	103,124
Royal Bank of Scotland Group PLC (United Kingdom)	6.13	12/15/2022	185,000	201,932
Royal Bank of Scotland Group PLC (United Kingdom) (3 Months LIBOR + 1.871%) [2]	4.45	05/08/2030	200,000	232,032
Santander Holdings USA Inc	4.50	07/17/2025	300,000	324,413
Santander UK PLC (United Kingdom)	4.00	03/13/2024	100,000	110,170
Simon Property Group LP	2.35	01/30/2022	90,000	91,721
Simon Property Group LP	2.75	06/01/2023	50,000	52,109
Simon Property Group LP	3.30	01/15/2026	50,000	53,643
Simon Property Group LP	4.25	11/30/2046	100,000	108,249
Simon Property Group LP	3.25	09/13/2049	25,000	23,309

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Finance — 4.62%
SL Green Operating Partnership LP	3.25	10/15/2022	200,000	199,160
Spirit Realty LP	3.20	01/15/2027	50,000	47,766
Spirit Realty LP	3.40	01/15/2030	50,000	47,313
State Street Corp	2.40	01/24/2030	100,000	107,543
State Street Corp (SOFR + 1.490%) [2]	3.03	11/01/2034	100,000	107,436
Sumitomo Mitsui Banking Corp (Japan)	3.20	07/18/2022	300,000	313,165
Sumitomo Mitsui Financial Group Inc (Japan)	3.01	10/19/2026	242,000	264,957
Sumitomo Mitsui Financial Group Inc (Japan)	3.45	01/11/2027	48,000	53,290
Toronto-Dominion Bank/The (Canada)	1.80	07/13/2021	135,000	136,960
Toronto-Dominion Bank/The (Canada)	0.75	06/12/2023	300,000	301,724
Toronto-Dominion Bank/The (Canada) (5 Year Swap Rate + 2.205%) [2]	3.63	09/15/2031	100,000	112,503
Travelers Cos Inc/The	4.60	08/01/2043	15,000	19,539
Travelers Cos Inc/The	3.75	05/15/2046	142,000	166,687
UnitedHealth Group Inc	3.35	07/15/2022	200,000	212,275
UnitedHealth Group Inc	3.75	07/15/2025	100,000	113,933
UnitedHealth Group Inc	3.38	04/15/2027	200,000	227,962
UnitedHealth Group Inc	2.95	10/15/2027	140,000	156,187
UnitedHealth Group Inc	4.63	07/15/2035	220,000	287,830
UnitedHealth Group Inc	6.63	11/15/2037	100,000	152,931
UnitedHealth Group Inc	4.20	01/15/2047	17,000	21,565
UnitedHealth Group Inc	4.25	06/15/2048	25,000	31,956
UnitedHealth Group Inc	4.45	12/15/2048	20,000	26,186
US Bancorp	3.00	03/15/2022	242,000	252,505
US Bancorp	3.15	04/27/2027	200,000	223,368
US Bank NA/Cincinnati OH	2.05	01/21/2025	250,000	264,090
Ventas Realty LP	3.85	04/01/2027	200,000	209,264
Ventas Realty LP	4.00	03/01/2028	15,000	15,895
Voya Financial Inc	3.13	07/15/2024	200,000	213,912
Wells Fargo & Co	2.10	07/26/2021	36,000	36,627
Wells Fargo & Co	3.30	09/09/2024	200,000	219,110
Wells Fargo & Co	3.55	09/29/2025	200,000	223,347
Wells Fargo & Co	4.30	07/22/2027	247,000	283,551
Wells Fargo & Co	4.15	01/24/2029	50,000	58,846
Wells Fargo & Co	5.38	02/07/2035	200,000	271,228
Wells Fargo & Co	4.40	06/14/2046	117,000	139,510
Wells Fargo & Co	4.75	12/07/2046	97,000	124,317
Wells Fargo & Co (3 Months LIBOR + 0.750%) [2]	2.16	02/11/2026	65,000	66,992
Wells Fargo & Co (3 Months LIBOR + 1.000%) [2]	2.57	02/11/2031	65,000	68,013

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Finance — 4.62%
Wells Fargo & Co (SOFR + 2.000%) [2]	2.19	04/30/2026	200,000	206,793
Wells Fargo Bank NA	3.63	10/22/2021	250,000	259,459
Wells Fargo Bank NA	5.85	02/01/2037	250,000	344,904
Welltower Inc	4.13	03/15/2029	150,000	167,023
Welltower Inc	2.75	01/15/2031	100,000	99,884
Westpac Banking Corp (Australia)	2.35	02/19/2025	200,000	212,290
Westpac Banking Corp (Australia)	2.85	05/13/2026	135,000	148,598

				43,881,944

Industrial Other — 0.09%
Leland Stanford Junior University/The	3.65	05/01/2048	110,000	140,066
President & Fellows of Harvard College	4.88	10/15/2040	194,000	270,534
President & Fellows of Harvard College	3.15	07/15/2046	100,000	114,988
University of Southern California	3.03	10/01/2039	125,000	136,163
Yale University	2.40	04/15/2050	200,000	205,658

				867,409

Sovereign — 1.00%
African Development Bank	0.50	04/22/2022	150,000	150,638
African Development Bank	2.13	11/16/2022	150,000	156,439
Asian Development Bank	1.88	02/18/2022	200,000	205,283
Asian Development Bank	1.88	07/19/2022	150,000	154,843
Asian Development Bank	1.75	09/13/2022	100,000	103,212
Asian Development Bank	2.75	03/17/2023	70,000	74,594
Asian Development Bank	1.50	10/18/2024	100,000	104,546
Asian Development Bank	0.63	04/29/2025	100,000	100,709
Asian Development Bank	2.75	01/19/2028	180,000	206,616
Asian Development Bank	1.88	01/24/2030	45,000	49,055
Ecopetrol SA (Columbia)	5.88	09/18/2023	200,000	214,000
Ecopetrol SA (Columbia)	4.13	01/16/2025	200,000	200,502
Equinor ASA (Norway)	3.70	03/01/2024	142,000	157,443
Equinor ASA (Norway)	3.95	05/15/2043	132,000	151,604
European Bank for Reconstruction & Development	2.13	03/07/2022	150,000	154,610
European Investment Bank	2.25	03/15/2022	397,000	410,438
European Investment Bank	2.63	05/20/2022	300,000	313,309
European Investment Bank	2.50	03/15/2023	300,000	318,044
European Investment Bank	3.13	12/14/2023	200,000	219,279
European Investment Bank	2.25	06/24/2024	60,000	64,468
European Investment Bank	1.63	03/14/2025	85,000	89,698
European Investment Bank	1.63	10/09/2029	100,000	106,952
European Investment Bank	0.88	05/17/2030	100,000	100,111
FMS Wertmanagement (Germany)	2.75	01/30/2024	200,000	216,898
Inter-American Development Bank	1.88	07/23/2021	200,000	203,287
Inter-American Development Bank	2.50	01/18/2023	100,000	105,561

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 15.95%
Sovereign — 1.00%
Inter-American Development Bank	3.00	02/21/2024	200,000	220,019
Inter-American Development Bank	1.75	03/14/2025	65,000	68,836
Inter-American Development Bank	2.00	06/02/2026	485,000	524,565
Inter-American Development Bank	2.00	07/23/2026	200,000	215,875
International Bank for Reconstruction & Development	1.38	09/20/2021	281,000	284,735
International Bank for Reconstruction & Development	1.63	02/10/2022	328,000	335,184
International Bank for Reconstruction & Development	2.13	07/01/2022	300,000	311,052
International Bank for Reconstruction & Development	3.00	09/27/2023	250,000	271,662
International Bank for Reconstruction & Development	2.50	11/25/2024	250,000	272,532
International Bank for Reconstruction & Development	1.63	01/15/2025	75,000	78,978
International Bank for Reconstruction & Development	0.75	03/11/2025	100,000	101,386
International Bank for Reconstruction & Development	0.63	04/22/2025	175,000	176,415
International Bank for Reconstruction & Development	0.88	05/14/2030	100,000	99,806
International Finance Corp	1.13	07/20/2021	150,000	151,232
International Finance Corp	1.38	10/16/2024	100,000	103,998
Kreditanstalt fuer Wiederaufbau (Germany)	2.13	03/07/2022	121,000	124,793
Kreditanstalt fuer Wiederaufbau (Germany)	2.13	06/15/2022	100,000	103,672
Kreditanstalt fuer Wiederaufbau (Germany)	1.75	08/22/2022	400,000	412,683
Kreditanstalt fuer Wiederaufbau (Germany)	2.38	12/29/2022	100,000	105,213
Kreditanstalt fuer Wiederaufbau (Germany) [3]	0.00	06/29/2037	285,000	225,793
Landwirtschaftliche Rentenbank (Germany)	1.75	07/27/2026	200,000	213,095
Nexen Inc (China)	6.40	05/15/2037	114,000	161,059
Nordic Investment Bank	2.13	02/01/2022	200,000	205,629
Nordic Investment Bank	1.38	10/17/2022	200,000	204,849
Syngenta Finance NV (Switzerland)	3.13	03/28/2022	235,000	238,179

				9,543,379

Technology — 1.26%
Alphabet Inc	2.00	08/15/2026	200,000	214,274
Analog Devices Inc	3.90	12/15/2025	200,000	227,677
Apple Inc	2.50	02/09/2022	97,000	100,281
Apple Inc	2.70	05/13/2022	330,000	344,815
Apple Inc	1.80	09/11/2024	55,000	57,596
Apple Inc	1.13	05/11/2025	60,000	61,266
Apple Inc	3.35	02/09/2027	50,000	56,961

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 15.95%
Technology — 1.26%
Apple Inc	3.20	05/11/2027	100,000	113,364
Apple Inc	2.20	09/11/2029	50,000	53,577
Apple Inc	1.65	05/11/2030	40,000	40,886
Apple Inc	4.45	05/06/2044	285,000	381,012
Apple Inc	3.85	08/04/2046	50,000	62,331
Apple Inc	3.75	11/13/2047	200,000	243,605
Apple Inc	2.95	09/11/2049	30,000	32,725
Apple Inc	2.65	05/11/2050	55,000	57,611
Applied Materials Inc	3.30	04/01/2027	200,000	228,253
Arrow Electronics Inc	3.50	04/01/2022	100,000	102,675
Autodesk Inc	3.50	06/15/2027	150,000	169,218
Broadcom Corp / Broadcom Cayman Finance Ltd	3.00	01/15/2022	150,000	154,108
Broadcom Corp / Broadcom Cayman Finance Ltd	3.63	01/15/2024	100,000	107,500
Broadcom Corp / Broadcom Cayman Finance Ltd	3.88	01/15/2027	200,000	216,123
Broadcom Corp / Broadcom Cayman Finance Ltd	3.50	01/15/2028	90,000	95,242
Cisco Systems Inc	2.50	09/20/2026	146,000	161,540
Citrix Systems Inc	4.50	12/01/2027	135,000	154,891
Corning Inc	3.90	11/15/2049	200,000	217,160
Corning Inc	4.38	11/15/2057	20,000	22,984
DXC Technology Co	4.13	04/15/2025	100,000	106,627
DXC Technology Co	4.75	04/15/2027	90,000	98,679
Fiserv Inc	3.80	10/01/2023	100,000	109,260
Fiserv Inc	2.75	07/01/2024	80,000	85,305
Fiserv Inc	4.20	10/01/2028	100,000	117,341
Fiserv Inc	3.50	07/01/2029	80,000	89,930
Fiserv Inc	4.40	07/01/2049	40,000	48,683
Hewlett Packard Enterprise Co	3.50	10/05/2021	100,000	103,171
Hewlett Packard Enterprise Co	4.40	10/15/2022	121,000	129,534
Hewlett Packard Enterprise Co	4.45	10/02/2023	100,000	109,106
Hewlett Packard Enterprise Co	4.65	10/01/2024	100,000	112,290
HP Inc	6.00	09/15/2041	150,000	175,868
Intel Corp	3.30	10/01/2021	114,000	118,340
Intel Corp	3.15	05/11/2027	50,000	56,119
Intel Corp	3.90	03/25/2030	300,000	362,403
Intel Corp	4.90	07/29/2045	100,000	139,618
Intel Corp	4.10	05/11/2047	50,000	62,715
Intel Corp	3.25	11/15/2049	30,000	33,853
International Business Machines Corp	3.45	02/19/2026	306,000	345,800
International Business Machines Corp	3.30	05/15/2026	250,000	280,918
International Business Machines Corp	3.50	05/15/2029	100,000	115,344

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 15.95%
Technology — 1.26%
International Business Machines Corp	4.70	02/19/2046	146,000	192,874
International Business Machines Corp	4.25	05/15/2049	200,000	254,642
Juniper Networks Inc	5.95	03/15/2041	100,000	121,604
Micron Technology Inc	2.50	04/24/2023	100,000	103,926
Microsoft Corp	2.40	02/06/2022	194,000	200,190
Microsoft Corp	3.13	11/03/2025	242,000	271,262
Microsoft Corp	3.30	02/06/2027	107,000	122,434
Microsoft Corp	4.20	11/03/2035	242,000	314,971
Microsoft Corp	4.10	02/06/2037	68,000	87,681
Microsoft Corp	2.53	06/01/2050	200,000	208,601
Microsoft Corp	3.95	08/08/2056	218,000	280,190
Microsoft Corp	2.68	06/01/2060	46,000	47,855
Motorola Solutions Inc	3.75	05/15/2022	85,000	89,175
NVIDIA Corp	2.85	04/01/2030	200,000	222,498
Oracle Corp	2.80	07/08/2021	136,000	139,445
Oracle Corp	2.50	10/15/2022	542,000	566,862
Oracle Corp	2.40	09/15/2023	150,000	156,848
Oracle Corp	3.25	11/15/2027	80,000	90,063
Oracle Corp	5.38	07/15/2040	200,000	274,355
Oracle Corp	4.13	05/15/2045	104,000	124,146
Oracle Corp	4.00	07/15/2046	209,000	246,959
Oracle Corp	4.00	11/15/2047	50,000	58,333
Oracle Corp	3.60	04/01/2050	200,000	222,576
PayPal Holdings Inc	2.30	06/01/2030	250,000	261,109
PayPal Holdings Inc	3.25	06/01/2050	300,000	324,867
QUALCOMM Inc	4.65	05/20/2035	242,000	321,665
Texas Instruments Inc	4.15	05/15/2048	25,000	32,213
Verisk Analytics Inc	4.13	03/15/2029	150,000	175,259

				11,991,182

Transportation — 0.49%
American Airlines 2014-1 - Class A Pass
Through Trust	3.70	10/01/2026	136,105	115,484
American Airlines 2016-1 - Class AA Pass Through Trust	3.58	01/15/2028	161,625	156,377
Burlington Northern Santa Fe LLC	3.85	09/01/2023	242,000	264,863
Burlington Northern Santa Fe LLC	4.38	09/01/2042	138,000	172,646
Canadian National Railway Co (Canada)	3.65	02/03/2048	10,000	11,691
Canadian National Railway Co (Canada)	4.45	01/20/2049	150,000	198,785
Canadian Pacific Railway Co (Canada)	2.90	02/01/2025	100,000	108,364
Canadian Pacific Railway Co (Canada)	4.00	06/01/2028	100,000	116,053
CSX Corp	3.40	08/01/2024	200,000	219,778
CSX Corp	3.25	06/01/2027	140,000	156,439
CSX Corp	3.80	03/01/2028	15,000	17,236
CSX Corp	4.30	03/01/2048	15,000	18,717

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 15.95%
Transportation — 0.49%
CSX Corp	4.50	08/01/2054	100,000	126,648
FedEx Corp	3.25	04/01/2026	100,000	108,816
FedEx Corp	3.30	03/15/2027	200,000	215,419
FedEx Corp	4.55	04/01/2046	80,000	86,251
FedEx Corp	4.40	01/15/2047	35,000	37,097
JetBlue 2019-1 Class AA Pass Through Trust	2.75	05/15/2032	98,781	93,645
Kansas City Southern	4.70	05/01/2048	100,000	126,139
Norfolk Southern Corp	2.90	02/15/2023	90,000	94,969
Norfolk Southern Corp	3.15	06/01/2027	100,000	109,602
Norfolk Southern Corp	3.05	05/15/2050	200,000	205,923
Southwest Airlines Co	2.63	02/10/2030	100,000	89,595
Spirit Airlines Pass Through Trust 2015-1A	4.10	04/01/2028	105,442	89,329
Union Pacific Corp	4.16	07/15/2022	142,000	151,104
Union Pacific Corp	2.15	02/05/2027	200,000	211,839
Union Pacific Corp	3.00	04/15/2027	100,000	110,412
Union Pacific Corp	3.95	09/10/2028	435,000	516,475
Union Pacific Corp	2.40	02/05/2030	200,000	213,070
Union Pacific Corp	3.55	08/15/2039	200,000	224,697
Union Pacific Corp	4.30	03/01/2049	20,000	25,551
United Parcel Service Inc	2.40	11/15/2026	146,000	158,951
United Parcel Service Inc	3.75	11/15/2047	100,000	115,395

				4,667,360

Utilities — 1.02%
AEP Texas Inc	3.45	01/15/2050	100,000	107,775
American Electric Power Co Inc	2.95	12/15/2022	80,000	84,065
American Water Capital Corp	3.75	09/01/2047	50,000	58,077
Atmos Energy Corp	4.13	10/15/2044	117,000	144,262
Commonwealth Edison Co	3.65	06/15/2046	242,000	284,048
Commonwealth Edison Co	4.00	03/01/2048	5,000	6,083
Consolidated Edison Co of New York Inc	4.00	12/01/2028	250,000	295,967
Consolidated Edison Co of New York Inc	6.30	08/15/2037	142,000	203,167
Consumers Energy Co	4.35	04/15/2049	100,000	131,793
Consumers Energy Co	3.50	08/01/2051	100,000	118,528
Dominion Energy Inc	7.00	06/15/2038	75,000	106,795
DTE Electric Co	3.70	03/15/2045	121,000	139,162
DTE Electric Co	2.95	03/01/2050	100,000	103,715
Duke Energy Carolinas LLC	2.95	12/01/2026	100,000	111,063
Duke Energy Corp	1.80	09/01/2021	15,000	15,201
Duke Energy Corp	3.15	08/15/2027	100,000	110,737
Duke Energy Corp	3.75	09/01/2046	80,000	90,610
Duke Energy Florida LLC	6.40	06/15/2038	242,000	368,859
Duke Energy Indiana LLC	3.75	05/15/2046	12,000	13,917
Edison International	2.40	09/15/2022	100,000	101,267

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 15.95%
Utilities — 1.02%
Emera US Finance LP (Canada)	3.55	06/15/2026	25,000	28,093
Eversource Energy	3.30	01/15/2028	100,000	109,947
Exelon Generation Co LLC	3.40	03/15/2022	200,000	207,850
Exelon Generation Co LLC	3.25	06/01/2025	100,000	107,970
Exelon Generation Co LLC	6.25	10/01/2039	200,000	237,503
Exelon Generation Co LLC	5.60	06/15/2042	15,000	17,073
Florida Power & Light Co	3.13	12/01/2025	142,000	157,900
Florida Power & Light Co	5.95	02/01/2038	142,000	215,859
Florida Power & Light Co	3.70	12/01/2047	20,000	24,012
Georgia Power Co	3.25	03/30/2027	150,000	162,469
Georgia Power Co	4.30	03/15/2042	242,000	281,050
Indiana Michigan Power Co	3.85	05/15/2028	200,000	228,161
ITC Holdings Corp	3.35	11/15/2027	100,000	110,638
MidAmerican Energy Co	3.50	10/15/2024	182,000	202,045
MidAmerican Energy Co	3.15	04/15/2050	200,000	226,970
National Rural Utilities Cooperative Finance Corp	3.40	02/07/2028	165,000	185,056
NextEra Energy Capital Holdings Inc	3.55	05/01/2027	85,000	96,352
NextEra Energy Capital Holdings Inc	2.25	06/01/2030	100,000	102,990
NiSource Inc	5.25	02/15/2043	100,000	128,550
NorthWestern Corp	4.18	11/15/2044	150,000	177,239
Ohio Edison Co	6.88	07/15/2036	100,000	141,011
Ohio Power Co	2.60	04/01/2030	200,000	214,723
Pacific Gas and Electric Co	2.10	08/01/2027	175,000	173,189
Pacific Gas and Electric Co	3.50	08/01/2050	75,000	72,486
PacifiCorp	5.75	04/01/2037	158,000	216,786
PacifiCorp	4.13	01/15/2049	170,000	210,432
PECO Energy Co	3.90	03/01/2048	5,000	6,077
Piedmont Natural Gas Co Inc	3.64	11/01/2046	6,000	6,506
PPL Electric Utilities Corp	4.75	07/15/2043	242,000	313,395
Progress Energy Inc	3.15	04/01/2022	57,000	59,119
Public Service Co of Colorado	3.70	06/15/2028	150,000	174,200
Public Service Co of Colorado	4.10	06/15/2048	65,000	81,677
Puget Sound Energy Inc	3.25	09/15/2049	75,000	80,392
San Diego Gas & Electric Co	2.50	05/15/2026	142,000	152,969
San Diego Gas & Electric Co	4.50	08/15/2040	117,000	143,976
Sempra Energy	2.90	02/01/2023	100,000	104,476
Sempra Energy	3.80	02/01/2038	145,000	155,797
Sempra Energy	4.00	02/01/2048	15,000	16,557
Southern California Edison Co	4.20	03/01/2029	200,000	233,328
Southern California Edison Co	6.00	01/15/2034	92,000	123,790
Southern California Edison Co	5.55	01/15/2037	132,000	167,360
Southern Co Gas Capital Corp	5.88	03/15/2041	100,000	132,788
Southern Co/The	4.25	07/01/2036	100,000	113,900

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 15.95%
Utilities — 1.02%
Southern Power Co	5.25	07/15/2043	100,000	112,939
Southwestern Electric Power Co	3.90	04/01/2045	125,000	135,490
Virginia Electric & Power Co	3.15	01/15/2026	92,000	102,249
Virginia Electric & Power Co	8.88	11/15/2038	117,000	210,275
Wisconsin Electric Power Co	4.30	10/15/2048	100,000	123,298
Wisconsin Power & Light Co	3.00	07/01/2029	150,000	166,473
Xcel Energy Inc	2.60	03/15/2022	125,000	128,683

				9,677,159

Total Corporate Bonds and Notes (Cost $140,624,247)				151,689,605

Foreign Government Bonds and Notes — 0.97%
Canada Government International Bond (Canada)	1.63	01/22/2025	150,000	158,308
Chile Government International Bond (Chile)	3.13	01/21/2026	388,000	423,312
Colombia Government International Bond (Colombia)	4.38	07/12/2021	200,000	205,202
Colombia Government International Bond (Colombia)	6.13	01/18/2041	300,000	374,550
Development Bank of Japan Inc (Japan)	2.00	10/19/2021	350,000	356,487
Export-Import Bank of Korea (South Korea)	2.38	04/21/2027	300,000	316,883
Hungary Government International Bond (Hungary)	5.75	11/22/2023	200,000	227,194
Indonesia Government International Bond (Indonesia)	5.35	02/11/2049	200,000	259,075
Indonesia Government International Bond (Indonesia)	3.50	02/14/2050	200,000	205,800
Israel Government Aid Bond (Israel)	5.50	12/04/2023	19,000	22,211
Israel Government Aid Bond (Israel)	5.50	04/26/2024	51,000	60,550
Israel Government Aid Bond (Israel)	5.50	09/18/2033	291,000	434,276
Israel Government International Bond (Israel)	4.00	06/30/2022	200,000	212,900
Israel Government International Bond (Israel)	3.88	07/03/2050	200,000	237,272
Japan Bank for International Cooperation (Japan)	2.38	07/21/2022	200,000	207,700
Japan Bank for International Cooperation (Japan)	1.88	07/21/2026	300,000	318,132
Japan Bank for International Cooperation (Japan)	3.50	10/31/2028	200,000	239,674
Japan Bank for International Cooperation (Japan)	2.00	10/17/2029	200,000	216,757
Korea Development Bank/The (South Korea)	3.00	01/13/2026	242,000	267,289
Korea International Bond (South Korea)	2.75	01/19/2027	200,000	217,846

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Foreign Government Bonds and Notes — 0.97%
Mexico Government International Bond (Mexico)	4.00	10/02/2023	300,000	319,890
Mexico Government International Bond (Mexico)	4.50	04/22/2029	200,000	217,300
Mexico Government International Bond (Mexico)	6.05	01/11/2040	300,000	365,793
Mexico Government International Bond (Mexico)	4.60	02/10/2048	300,000	311,250
Mexico Government International Bond (Mexico)	5.00	04/27/2051	200,000	215,500
Panama Government International Bond (Panama)	3.75	03/16/2025	200,000	216,300
Panama Government International Bond (Panama)	6.70	01/26/2036	100,000	143,876
Panama Government International Bond (Panama)	4.50	04/16/2050	200,000	244,600
Peruvian Government International Bond (Peru)	4.13	08/25/2027	200,000	229,252
Philippine Government International Bond (Philippines)	9.50	02/02/2030	200,000	325,176
Philippine Government International Bond (Philippines)	3.95	01/20/2040	200,000	231,839
Province of Alberta Canada (Canada)	3.30	03/15/2028	30,000	34,783
Province of Manitoba Canada (Canada)	2.60	04/16/2024	100,000	107,105
Province of Ontario Canada (Canada)	3.40	10/17/2023	50,000	54,699
Province of Ontario Canada (Canada)	2.50	04/27/2026	242,000	264,407
Province of Quebec Canada (Canada)	2.75	08/25/2021	142,000	145,881
Republic of Italy Government International Bond (Italy)	5.38	06/15/2033	150,000	186,752
Republic of Poland Government International Bond (Poland)	3.25	04/06/2026	142,000	159,085
State of Israel (Israel)	2.50	01/15/2030	200,000	216,000
Uruguay Government International Bond (Uruguay)	4.38	10/27/2027	200,000	228,502
Uruguay Government International Bond (Uruguay)	4.98	04/20/2055	35,000	44,835

Total Foreign Government Bonds and Notes (Cost $8,582,770)				9,224,243

Municipal Bonds — 0.52%
Bay Area Toll Authority	6.26	04/01/2049	95,000	165,717
City of New York NY	6.27	12/01/2037	100,000	154,282
Commonwealth of Massachusetts	4.20	12/01/2021	180,000	184,585
Commonwealth of Massachusetts Transportation Fund Revenue	5.73	06/01/2040	25,000	35,689
Dallas Area Rapid Transit	6.00	12/01/2044	100,000	162,507

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Municipal Bonds — 0.52%
East Bay Municipal Utility District Water System Revenue	5.87	06/01/2040	145,000	218,193
Los Angeles Unified School District/CA	5.75	07/01/2034	100,000	138,269
New Jersey Economic Development Authority	7.43	02/15/2029	164,000	198,178
New Jersey Turnpike Authority	7.41	01/01/2040	165,000	279,621
New York State Dormitory Authority	5.60	03/15/2040	200,000	284,966
Ohio State University/The	4.91	06/01/2040	140,000	199,500
Ohio State University/The	4.80	06/01/2111	53,000	80,716
Ohio Water Development Authority Water Pollution Control Loan Fund	4.88	12/01/2034	50,000	59,161
Permanent University Fund - Texas A&M University System	3.66	07/01/2047	200,000	216,894
Port Authority of New York & New Jersey	4.46	10/01/2062	95,000	126,115
Salt River Project Agricultural Improvement & Power District	4.84	01/01/2041	175,000	241,656
South Carolina Public Service Authority	2.39	12/01/2023	182,000	186,228
State Board of Administration Finance Corp	2.64	07/01/2021	200,000	204,126
State of California	5.70	11/01/2021	200,000	213,632
State of California	3.38	04/01/2025	300,000	335,922
State of California	3.50	04/01/2028	30,000	34,874
State of California	7.30	10/01/2039	240,000	401,242
State of Connecticut	5.85	03/15/2032	100,000	135,434
State of Illinois	5.10	06/01/2033	200,000	202,890
Texas Transportation Commission State Highway Fund	5.18	04/01/2030	200,000	256,250
University of Pittsburgh-of the Commonwealth System of Higher Education	3.56	09/15/2119	150,000	176,180

Total Municipal Bonds (Cost $4,498,118)				4,892,827

Commercial Mortgage-Backed Securities — 1.28%
Bank 2019-Bnk21	2.85	10/17/2052	200,000	218,836
Benchmark 2019-B10 Mortgage Trust	3.72	03/15/2062	350,000	402,990
Benchmark 2020-IG1 Mortgage Trust	2.69	09/15/2043	200,000	217,349
Citigroup Commercial Mortgage Trust 2018-C6	4.41	11/10/2051	300,000	356,678
COMM 2013-CR9 Mortgage Trust[2]	4.36	07/10/2045	109,000	116,377
COMM 2014-LC17 Mortgage Trust	3.92	10/10/2047	702,000	768,351
COMM 2014-UBS4 Mortgage Trust	3.42	08/10/2047	582,000	619,751
Fannie Mae-Aces[2]	2.51	11/25/2022	338,335	348,277
Fannie Mae-Aces[2]	2.96	02/25/2027	647,000	716,845
Fannie Mae-Aces[2]	3.08	12/25/2027	200,000	224,149
Fannie Mae-Aces[2]	3.15	03/25/2028	200,000	222,528

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Commercial Mortgage-Backed Securities — 1.28%
Freddie Mac Multifamily Structured Pass Through Certificates	3.06	12/25/2024	500,000	549,514
Freddie Mac Multifamily Structured Pass Through Certificates	2.21	06/25/2025	268,953	280,909
Freddie Mac Multifamily Structured Pass Through Certificates	3.24	08/25/2027	750,000	860,390
Freddie Mac Multifamily Structured Pass Through Certificates[2]	3.92	09/25/2028	100,000	120,153
Freddie Mac Multifamily Structured Pass Through Certificates	3.77	12/25/2028	300,000	360,091
Freddie Mac Multifamily Structured Pass Through Certificates	3.51	03/25/2029	200,000	236,562
Freddie Mac Multifamily Structured Pass Through Certificates	3.30	04/25/2029	200,000	234,246
Freddie Mac Multifamily Structured Pass Through Certificates	1.78	05/25/2029	299,279	316,636
Freddie Mac Multifamily Structured Pass Through Certificates	2.26	06/25/2029	197,924	213,453
Freddie Mac Multifamily Structured Pass Through Certificates	2.65	11/25/2029	400,000	451,257
GS Mortgage Securities Corp 2015-GC30	3.12	05/10/2050	238,714	254,819
GS Mortgage Securities Trust 2014-GC22	3.52	06/10/2047	89,325	90,513
GS Mortgage Securities Trust 2016-GS2	3.05	05/10/2049	728,000	783,623
JPMBB Commercial Mortgage Securities Trust 2015-C29	3.30	05/15/2048	469,366	488,848
Morgan Stanley Capital I Trust 2015-UBS8	3.54	12/15/2048	470,000	512,213
Morgan Stanley Capital I Trust 2017-H1	3.26	06/15/2050	500,000	546,803
UBS Commercial Mortgage Trust 2018-C12	4.30	08/15/2051	500,000	594,034
UBS-Barclays Commercial Mortgage Trust 2012-C4	2.79	12/10/2045	504,000	513,517
UBS-Barclays Commercial Mortgage Trust 2013-C6	3.24	04/10/2046	209,691	217,618
Wells Fargo Commercial Mortgage Trust 2018-C44	4.21	05/15/2051	200,000	233,359
Wells Fargo Commercial Mortgage Trust 2018-C47	4.44	09/15/2061	100,000	118,849

Total Commercial Mortgage-Backed Securities (Cost $11,663,880)				12,189,538

Mortgage-Backed Securities — 14.76%
Fannie Mae or Freddie Mac [4]	2.00	07/01/2035	325,000	336,223
Fannie Mae or Freddie Mac [4]	2.50	07/01/2035	675,000	706,693
Fannie Mae or Freddie Mac [4]	3.00	07/01/2035	1,450,000	1,524,086
Fannie Mae or Freddie Mac [4]	3.50	07/01/2035	575,000	604,132
Fannie Mae or Freddie Mac [4]	2.00	08/01/2035	300,000	309,867
Fannie Mae or Freddie Mac [4]	2.50	08/01/2035	200,000	209,063

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.76%
Fannie Mae or Freddie Mac [4]	2.00	07/01/2050	125,000	127,920
Fannie Mae or Freddie Mac [4]	2.50	07/01/2050	3,000,000	3,127,500
Fannie Mae or Freddie Mac [4]	3.00	07/01/2050	4,250,000	4,476,113
Fannie Mae or Freddie Mac [4]	3.50	07/01/2050	3,125,000	3,286,743
Fannie Mae or Freddie Mac [4]	4.00	07/01/2050	2,950,000	3,126,136
Fannie Mae or Freddie Mac [4]	4.50	07/01/2050	725,000	778,979
Fannie Mae or Freddie Mac [4]	5.00	07/01/2050	50,000	54,641
Fannie Mae or Freddie Mac [4]	2.00	08/01/2050	500,000	510,713
Fannie Mae or Freddie Mac [4]	2.50	08/01/2050	2,125,000	2,211,868
Fannie Mae or Freddie Mac [4]	3.00	08/01/2050	175,000	183,999
Fannie Mae or Freddie Mac [4]	5.00	08/01/2050	100,000	109,188
Fannie Mae Pool	4.00	03/01/2022	10	11
Fannie Mae Pool	4.00	04/01/2024	22,262	23,534
Fannie Mae Pool	4.00	07/01/2024	28,029	29,645
Fannie Mae Pool	4.50	05/01/2025	81,347	86,751
Fannie Mae Pool	4.00	09/01/2025	48,315	51,087
Fannie Mae Pool	3.50	10/01/2025	109,184	114,804
Fannie Mae Pool	3.50	10/01/2025	47,535	49,986
Fannie Mae Pool	3.50	12/01/2025	86,634	91,098
Fannie Mae Pool	3.50	01/01/2026	17,823	18,743
Fannie Mae Pool	3.50	02/01/2026	19,227	20,219
Fannie Mae Pool	3.50	06/01/2026	3,841	4,040
Fannie Mae Pool	3.00	11/01/2026	79,697	83,882
Fannie Mae Pool	4.00	02/01/2027	78,130	82,681
Fannie Mae Pool	3.00	05/01/2027	49,279	52,096
Fannie Mae Pool	3.00	08/01/2027	64,735	68,109
Fannie Mae Pool	3.50	08/01/2027	104,680	110,072
Fannie Mae Pool	2.50	01/01/2028	154,057	161,657
Fannie Mae Pool	3.00	02/01/2028	173,744	182,887
Fannie Mae Pool	2.50	05/01/2028	78,373	82,243
Fannie Mae Pool	3.00	08/01/2028	57,722	60,770
Fannie Mae Pool	2.50	09/01/2028	77,407	81,231
Fannie Mae Pool	4.50	03/01/2029	1,250	1,341
Fannie Mae Pool	4.00	07/01/2029	30,922	32,702
Fannie Mae Pool	4.50	08/01/2029	65,241	70,238
Fannie Mae Pool	2.50	09/01/2029	268,764	281,962
Fannie Mae Pool	2.50	08/01/2030	143,410	150,505
Fannie Mae Pool	3.50	11/01/2030	22,641	23,807
Fannie Mae Pool	3.00	02/01/2031	123,391	129,785
Fannie Mae Pool	4.00	03/01/2031	71,140	75,449
Fannie Mae Pool	4.00	03/01/2031	16,714	17,673
Fannie Mae Pool	2.50	07/01/2031	123,244	129,339
Fannie Mae Pool	3.00	07/01/2031	123,907	130,503
Fannie Mae Pool	2.00	08/01/2031	205,907	214,068
Fannie Mae Pool	2.50	09/01/2031	320,095	339,165

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.76%
Fannie Mae Pool	2.50	10/01/2031	41,867	43,943
Fannie Mae Pool	2.00	11/01/2031	33,050	34,367
Fannie Mae Pool	2.50	11/01/2031	348,695	365,977
Fannie Mae Pool	2.50	12/01/2031	139,676	146,577
Fannie Mae Pool	2.50	01/01/2032	182,994	192,068
Fannie Mae Pool	2.50	01/01/2032	44,043	46,224
Fannie Mae Pool	2.00	02/01/2032	46,017	47,845
Fannie Mae Pool	2.50	02/01/2032	181,508	190,478
Fannie Mae Pool	3.00	02/01/2032	39,814	41,871
Fannie Mae Pool	3.00	04/01/2032	49,498	52,763
Fannie Mae Pool	3.00	07/01/2032	215,099	226,080
Fannie Mae Pool	3.00	08/01/2032	38,442	40,472
Fannie Mae Pool	3.50	08/01/2032	39,964	42,762
Fannie Mae Pool	2.50	12/01/2032	158,745	166,567
Fannie Mae Pool	2.50	01/01/2033	78,034	81,877
Fannie Mae Pool	3.00	01/01/2033	78,327	82,385
Fannie Mae Pool	3.00	01/01/2033	16,543	17,391
Fannie Mae Pool	3.00	04/01/2033	112,588	118,380
Fannie Mae Pool	3.00	05/01/2033	114,925	120,750
Fannie Mae Pool	3.50	05/01/2033	58,229	61,261
Fannie Mae Pool	5.50	06/01/2033	10,380	11,840
Fannie Mae Pool	4.00	07/01/2033	75,889	80,261
Fannie Mae Pool	2.50	08/01/2033	84,623	88,821
Fannie Mae Pool	3.50	08/01/2033	141,547	150,695
Fannie Mae Pool	5.50	08/01/2033	66,251	75,797
Fannie Mae Pool	3.50	09/01/2033	40,985	43,074
Fannie Mae Pool	3.50	10/01/2033	13,506	14,195
Fannie Mae Pool	4.00	10/01/2033	172,495	185,725
Fannie Mae Pool	5.50	11/01/2033	818	936
Fannie Mae Pool	5.50	02/01/2034	41,933	48,083
Fannie Mae Pool	3.00	04/01/2034	56,736	59,612
Fannie Mae Pool	3.50	04/01/2034	179,529	188,539
Fannie Mae Pool	3.00	05/01/2034	299,886	319,558
Fannie Mae Pool	3.00	05/01/2034	61,637	64,762
Fannie Mae Pool	5.50	05/01/2034	113,941	130,677
Fannie Mae Pool	2.50	08/01/2034	38,668	40,512
Fannie Mae Pool	2.50	09/01/2034	60,806	63,706
Fannie Mae Pool	3.00	11/01/2034	16,497	17,570
Fannie Mae Pool	2.50	01/01/2035	96,805	101,421
Fannie Mae Pool	3.50	01/01/2035	144,799	154,555
Fannie Mae Pool	2.50	02/01/2035	117,701	123,314
Fannie Mae Pool	3.00	02/01/2035	119,754	127,131
Fannie Mae Pool	3.00	02/01/2035	51,227	54,591
Fannie Mae Pool	4.50	02/01/2035	333,155	364,400
Fannie Mae Pool	5.00	03/01/2035	154,510	177,300

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.76%
Fannie Mae Pool	5.00	07/01/2035	18,968	21,762
Fannie Mae Pool	3.50	11/01/2035	21,001	22,448
Fannie Mae Pool	2.50	08/01/2036	45,859	48,056
Fannie Mae Pool	2.50	10/01/2036	40,766	42,724
Fannie Mae Pool	3.00	11/01/2036	16,264	17,224
Fannie Mae Pool	3.00	12/01/2036	78,139	82,753
Fannie Mae Pool	3.00	12/01/2036	61,933	65,590
Fannie Mae Pool	3.00	12/01/2036	46,356	49,093
Fannie Mae Pool	3.00	02/01/2037	48,441	51,295
Fannie Mae Pool	3.00	02/01/2037	34,970	37,032
Fannie Mae Pool	3.50	02/01/2037	44,148	46,717
Fannie Mae Pool	3.00	04/01/2037	47,316	50,104
Fannie Mae Pool	3.00	09/01/2037	84,823	89,751
Fannie Mae Pool	5.50	09/01/2037	87,986	101,076
Fannie Mae Pool	3.50	11/01/2037	31,853	33,580
Fannie Mae Pool	3.00	01/01/2038	165,023	174,673
Fannie Mae Pool	3.50	01/01/2038	66,220	69,917
Fannie Mae Pool	5.50	02/01/2038	57,211	65,756
Fannie Mae Pool	4.00	03/01/2038	47,165	50,644
Fannie Mae Pool	6.00	05/01/2038	102,314	119,436
Fannie Mae Pool	4.00	07/01/2038	15,161	16,171
Fannie Mae Pool	5.50	10/01/2038	44,932	51,628
Fannie Mae Pool	4.00	12/01/2038	91,699	98,267
Fannie Mae Pool	5.00	01/01/2039	96,018	109,813
Fannie Mae Pool	4.00	02/01/2039	13,690	14,612
Fannie Mae Pool	4.50	03/01/2039	1,172	1,302
Fannie Mae Pool	3.50	04/01/2039	112,580	119,096
Fannie Mae Pool	5.50	04/01/2039	26,309	30,096
Fannie Mae Pool	3.50	06/01/2039	58,921	63,529
Fannie Mae Pool	2.50	09/01/2039	85,476	89,149
Fannie Mae Pool	4.50	09/01/2039	41,305	45,920
Fannie Mae Pool	3.00	10/01/2039	62,982	66,378
Fannie Mae Pool	6.00	10/01/2039	40,358	47,098
Fannie Mae Pool	2.50	11/01/2039	22,582	23,550
Fannie Mae Pool	3.00	11/01/2039	65,837	69,388
Fannie Mae Pool	5.00	12/01/2039	43,603	50,055
Fannie Mae Pool	3.00	01/01/2040	23,689	24,967
Fannie Mae Pool	3.00	02/01/2040	48,258	50,908
Fannie Mae Pool	4.00	02/01/2040	14,106	15,483
Fannie Mae Pool	4.50	02/01/2040	50,963	56,704
Fannie Mae Pool	2.50	03/01/2040	24,331	25,376
Fannie Mae Pool	3.00	03/01/2040	195,119	205,852
Fannie Mae Pool	4.50	04/01/2040	83,807	93,268
Fannie Mae Pool	4.50	05/01/2040	163,477	182,913
Fannie Mae Pool	4.00	07/01/2040	35,252	38,666

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.76%
Fannie Mae Pool	4.50	07/01/2040	35,975	40,336
Fannie Mae Pool	5.00	08/01/2040	61,220	70,360
Fannie Mae Pool	5.00	09/01/2040	90,497	103,922
Fannie Mae Pool	3.50	01/01/2041	164,639	178,132
Fannie Mae Pool	4.00	01/01/2041	171,399	188,177
Fannie Mae Pool	5.00	02/01/2041	120,946	138,921
Fannie Mae Pool	5.00	02/01/2041	76,855	88,168
Fannie Mae Pool	3.50	03/01/2041	142,431	154,101
Fannie Mae Pool	5.00	04/01/2041	159,860	183,685
Fannie Mae Pool	3.00	05/01/2041	199,596	213,167
Fannie Mae Pool	4.00	01/01/2042	642,337	705,271
Fannie Mae Pool	4.00	01/01/2042	177,797	195,310
Fannie Mae Pool	4.00	01/01/2042	116,864	128,235
Fannie Mae Pool	5.50	02/01/2042	110,973	127,388
Fannie Mae Pool	3.50	05/01/2042	207,929	225,048
Fannie Mae Pool	5.00	05/01/2042	76,118	87,321
Fannie Mae Pool	3.50	09/01/2042	203,611	220,414
Fannie Mae Pool	3.50	10/01/2042	176,368	190,836
Fannie Mae Pool	3.00	11/01/2042	115,491	123,757
Fannie Mae Pool	3.50	11/01/2042	432,046	467,699
Fannie Mae Pool	3.50	11/01/2042	131,271	142,032
Fannie Mae Pool	3.00	01/01/2043	284,864	305,265
Fannie Mae Pool	3.00	01/01/2043	166,980	178,938
Fannie Mae Pool	3.00	01/01/2043	57,555	61,676
Fannie Mae Pool	3.00	04/01/2043	267,948	287,151
Fannie Mae Pool	3.00	04/01/2043	55,455	59,429
Fannie Mae Pool	3.00	05/01/2043	39,156	42,341
Fannie Mae Pool	3.50	05/01/2043	222,982	241,006
Fannie Mae Pool	3.00	06/01/2043	281,188	301,275
Fannie Mae Pool	3.00	07/01/2043	333,637	357,549
Fannie Mae Pool	3.00	07/01/2043	284,372	305,623
Fannie Mae Pool	3.50	07/01/2043	244,463	264,644
Fannie Mae Pool	3.00	08/01/2043	459,009	496,339
Fannie Mae Pool	3.00	08/01/2043	136,665	146,459
Fannie Mae Pool	3.00	08/01/2043	135,526	145,239
Fannie Mae Pool	3.50	08/01/2043	185,651	200,814
Fannie Mae Pool	4.00	09/01/2043	163,683	179,602
Fannie Mae Pool	4.00	09/01/2043	108,145	119,631
Fannie Mae Pool	3.00	10/01/2043	299,552	320,794
Fannie Mae Pool	3.00	10/01/2043	276,485	296,183
Fannie Mae Pool	5.00	11/01/2043	38,425	42,618
Fannie Mae Pool	5.50	05/01/2044	62,440	70,512
Fannie Mae Pool	4.00	06/01/2044	126,574	137,968
Fannie Mae Pool	4.00	08/01/2044	125,707	136,164
Fannie Mae Pool	3.50	10/01/2044	290,812	317,887

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.76%
Fannie Mae Pool	4.00	10/01/2044	71,379	77,513
Fannie Mae Pool	4.00	10/01/2044	10,292	11,051
Fannie Mae Pool	3.50	12/01/2044	265,214	289,906
Fannie Mae Pool	4.00	12/01/2044	138,260	149,428
Fannie Mae Pool	3.00	01/01/2045	277,700	297,506
Fannie Mae Pool	3.50	02/01/2045	389,710	423,612
Fannie Mae Pool	3.50	02/01/2045	199,494	213,192
Fannie Mae Pool	4.00	03/01/2045	17,902	19,399
Fannie Mae Pool	3.50	06/01/2045	120,922	128,900
Fannie Mae Pool	3.50	08/01/2045	396,030	422,903
Fannie Mae Pool	3.50	08/01/2045	162,587	174,088
Fannie Mae Pool	3.50	09/01/2045	234,695	250,432
Fannie Mae Pool	4.50	09/01/2045	93,694	102,307
Fannie Mae Pool	4.00	10/01/2045	47,273	51,014
Fannie Mae Pool	4.00	10/01/2045	30,271	32,753
Fannie Mae Pool	3.00	11/01/2045	644,788	683,797
Fannie Mae Pool	3.50	11/01/2045	143,868	154,075
Fannie Mae Pool	3.50	11/01/2045	94,706	100,953
Fannie Mae Pool	4.00	11/01/2045	375,918	406,735
Fannie Mae Pool	4.00	11/01/2045	12,113	13,115
Fannie Mae Pool	4.50	11/01/2045	105,488	116,859
Fannie Mae Pool	3.00	12/01/2045	456,519	483,990
Fannie Mae Pool	3.50	12/01/2045	251,411	269,200
Fannie Mae Pool	3.50	12/01/2045	198,534	211,050
Fannie Mae Pool	4.50	12/01/2045	97,727	106,759
Fannie Mae Pool	3.00	01/01/2046	171,192	181,464
Fannie Mae Pool	3.50	01/01/2046	251,330	268,170
Fannie Mae Pool	3.50	01/01/2046	233,667	250,219
Fannie Mae Pool	4.00	01/01/2046	190,098	205,469
Fannie Mae Pool	3.50	02/01/2046	234,582	251,156
Fannie Mae Pool	4.00	02/01/2046	178,402	192,841
Fannie Mae Pool	3.50	03/01/2046	230,255	244,758
Fannie Mae Pool	3.50	03/01/2046	229,495	245,256
Fannie Mae Pool	3.50	03/01/2046	228,525	244,072
Fannie Mae Pool	3.50	03/01/2046	227,697	242,530
Fannie Mae Pool	3.50	03/01/2046	216,334	229,840
Fannie Mae Pool	3.50	03/01/2046	214,938	229,511
Fannie Mae Pool	4.00	03/01/2046	149,165	159,864
Fannie Mae Pool	3.00	04/01/2046	127,574	135,148
Fannie Mae Pool	3.00	05/01/2046	302,750	320,679
Fannie Mae Pool	3.00	06/01/2046	175,506	185,842
Fannie Mae Pool	4.00	07/01/2046	100,647	106,750
Fannie Mae Pool	4.00	07/01/2046	92,560	99,013
Fannie Mae Pool	2.50	08/01/2046	136,271	143,462
Fannie Mae Pool	2.50	08/01/2046	19,347	20,492

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.76%
Fannie Mae Pool	4.50	08/01/2046	142,223	152,774
Fannie Mae Pool	2.50	09/01/2046	19,561	20,718
Fannie Mae Pool	3.00	09/01/2046	276,284	292,447
Fannie Mae Pool	3.00	09/01/2046	275,340	291,138
Fannie Mae Pool	3.00	09/01/2046	65,384	69,218
Fannie Mae Pool	3.00	10/01/2046	258,983	274,106
Fannie Mae Pool	3.00	10/01/2046	219,541	232,426
Fannie Mae Pool	3.00	10/01/2046	20,533	21,744
Fannie Mae Pool	3.00	10/01/2046	18,172	19,253
Fannie Mae Pool	3.00	11/01/2046	219,674	232,534
Fannie Mae Pool	3.00	11/01/2046	74,265	78,602
Fannie Mae Pool	3.00	11/01/2046	64,976	68,645
Fannie Mae Pool	3.00	11/01/2046	32,459	34,355
Fannie Mae Pool	4.50	11/01/2046	41,286	45,138
Fannie Mae Pool	2.50	12/01/2046	19,451	20,602
Fannie Mae Pool	3.00	12/01/2046	210,780	223,120
Fannie Mae Pool	3.00	12/01/2046	181,215	191,769
Fannie Mae Pool	3.00	12/01/2046	154,279	163,273
Fannie Mae Pool	3.50	12/01/2046	140,643	149,828
Fannie Mae Pool	3.00	01/01/2047	137,413	145,405
Fannie Mae Pool	4.50	01/01/2047	24,521	26,471
Fannie Mae Pool	3.00	02/01/2047	234,596	248,177
Fannie Mae Pool	3.50	02/01/2047	33,560	35,711
Fannie Mae Pool	4.50	03/01/2047	147,237	160,052
Fannie Mae Pool	4.50	03/01/2047	98,386	106,443
Fannie Mae Pool	3.00	04/01/2047	250,106	264,642
Fannie Mae Pool	4.50	04/01/2047	120,711	131,212
Fannie Mae Pool	3.50	05/01/2047	239,342	253,452
Fannie Mae Pool	4.00	05/01/2047	149,101	159,599
Fannie Mae Pool	4.00	05/01/2047	145,920	155,327
Fannie Mae Pool	4.00	06/01/2047	158,691	168,988
Fannie Mae Pool	3.50	07/01/2047	155,236	163,965
Fannie Mae Pool	3.50	07/01/2047	145,033	153,491
Fannie Mae Pool	3.50	08/01/2047	250,475	265,676
Fannie Mae Pool	3.50	08/01/2047	34,807	36,757
Fannie Mae Pool	4.00	08/01/2047	114,020	121,800
Fannie Mae Pool	4.00	08/01/2047	61,685	65,626
Fannie Mae Pool	4.00	08/01/2047	47,929	51,357
Fannie Mae Pool	3.50	09/01/2047	234,993	248,301
Fannie Mae Pool	4.00	09/01/2047	127,260	135,443
Fannie Mae Pool	4.50	10/01/2047	72,362	78,039
Fannie Mae Pool	3.50	11/01/2047	247,212	261,209
Fannie Mae Pool	3.50	11/01/2047	99,777	105,724
Fannie Mae Pool	3.00	12/01/2047	276,835	292,553
Fannie Mae Pool	3.50	12/01/2047	361,363	382,791

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.76%
Fannie Mae Pool	3.50	12/01/2047	210,681	222,472
Fannie Mae Pool	3.50	12/01/2047	190,545	201,367
Fannie Mae Pool	4.00	12/01/2047	213,014	227,090
Fannie Mae Pool	3.00	01/01/2048	118,295	124,674
Fannie Mae Pool	3.50	01/01/2048	302,246	319,026
Fannie Mae Pool	4.00	01/01/2048	168,165	179,153
Fannie Mae Pool	4.50	01/01/2048	30,608	32,994
Fannie Mae Pool	3.50	02/01/2048	246,400	260,624
Fannie Mae Pool	4.00	02/01/2048	316,444	336,109
Fannie Mae Pool	4.50	02/01/2048	97,353	104,876
Fannie Mae Pool	3.50	03/01/2048	196,968	208,538
Fannie Mae Pool	4.00	03/01/2048	79,416	84,549
Fannie Mae Pool	3.00	04/01/2048	142,005	150,177
Fannie Mae Pool	3.50	04/01/2048	129,605	137,031
Fannie Mae Pool	4.00	04/01/2048	152,188	162,010
Fannie Mae Pool	3.50	05/01/2048	84,584	89,277
Fannie Mae Pool	4.50	05/01/2048	296,184	318,571
Fannie Mae Pool	4.50	05/01/2048	197,646	213,744
Fannie Mae Pool	4.50	05/01/2048	59,204	63,564
Fannie Mae Pool	4.00	06/01/2048	193,279	204,584
Fannie Mae Pool	4.00	06/01/2048	158,165	167,776
Fannie Mae Pool	4.00	06/01/2048	123,179	130,687
Fannie Mae Pool	4.00	06/01/2048	120,517	128,108
Fannie Mae Pool	4.50	06/01/2048	48,677	52,313
Fannie Mae Pool	3.50	07/01/2048	166,018	177,197
Fannie Mae Pool	4.00	07/01/2048	107,223	113,513
Fannie Mae Pool	4.00	07/01/2048	80,448	85,227
Fannie Mae Pool	4.00	07/01/2048	55,105	58,383
Fannie Mae Pool	3.50	08/01/2048	8,005	8,447
Fannie Mae Pool	4.00	08/01/2048	135,742	143,950
Fannie Mae Pool	5.00	08/01/2048	51,417	56,331
Fannie Mae Pool	4.00	09/01/2048	195,881	207,599
Fannie Mae Pool	4.00	09/01/2048	97,272	102,977
Fannie Mae Pool	3.50	10/01/2048	54,591	57,498
Fannie Mae Pool	3.50	10/01/2048	16,602	17,478
Fannie Mae Pool	4.00	10/01/2048	166,819	176,609
Fannie Mae Pool	3.00	11/01/2048	258,503	272,442
Fannie Mae Pool	3.50	11/01/2048	250,170	264,595
Fannie Mae Pool	3.50	11/01/2048	246,721	260,416
Fannie Mae Pool	3.50	11/01/2048	159,641	168,839
Fannie Mae Pool	3.50	11/01/2048	148,032	155,708
Fannie Mae Pool	4.00	11/01/2048	142,760	151,140
Fannie Mae Pool	4.50	11/01/2048	54,834	58,941
Fannie Mae Pool	4.00	12/01/2048	171,626	181,784
Fannie Mae Pool	4.00	12/01/2048	157,218	166,422

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.76%
Fannie Mae Pool	4.00	12/01/2048	135,819	143,836
Fannie Mae Pool	4.00	12/01/2048	130,848	138,662
Fannie Mae Pool	4.00	12/01/2048	119,705	126,731
Fannie Mae Pool	4.50	12/01/2048	96,259	103,340
Fannie Mae Pool	4.50	12/01/2048	36,902	39,644
Fannie Mae Pool	4.00	01/01/2049	127,026	134,539
Fannie Mae Pool	4.00	01/01/2049	94,124	99,678
Fannie Mae Pool	4.50	01/01/2049	194,258	209,101
Fannie Mae Pool	4.50	01/01/2049	45,609	48,991
Fannie Mae Pool	3.00	02/01/2049	166,486	175,464
Fannie Mae Pool	3.50	02/01/2049	76,786	80,943
Fannie Mae Pool	3.50	02/01/2049	55,257	58,063
Fannie Mae Pool	3.50	02/01/2049	26,523	27,863
Fannie Mae Pool	4.00	02/01/2049	72,089	76,354
Fannie Mae Pool	4.00	02/01/2049	64,890	68,754
Fannie Mae Pool	4.00	02/01/2049	42,428	44,938
Fannie Mae Pool	4.50	02/01/2049	69,394	74,498
Fannie Mae Pool	3.50	03/01/2049	103,051	108,294
Fannie Mae Pool	4.00	03/01/2049	171,122	181,232
Fannie Mae Pool	4.00	03/01/2049	94,287	99,866
Fannie Mae Pool	4.00	03/01/2049	57,465	61,229
Fannie Mae Pool	4.00	03/01/2049	33,546	35,524
Fannie Mae Pool	5.00	03/01/2049	62,079	67,807
Fannie Mae Pool	3.50	04/01/2049	56,601	59,499
Fannie Mae Pool	3.50	04/01/2049	15,529	16,342
Fannie Mae Pool	4.50	04/01/2049	58,170	62,478
Fannie Mae Pool	3.50	05/01/2049	223,690	235,145
Fannie Mae Pool	3.50	05/01/2049	193,526	203,517
Fannie Mae Pool	3.50	05/01/2049	98,727	103,743
Fannie Mae Pool	3.50	06/01/2049	170,675	179,501
Fannie Mae Pool	3.50	06/01/2049	157,004	164,990
Fannie Mae Pool	4.00	06/01/2049	232,819	246,633
Fannie Mae Pool	4.50	06/01/2049	209,449	224,792
Fannie Mae Pool	3.00	07/01/2049	155,695	164,090
Fannie Mae Pool	3.00	07/01/2049	94,982	100,103
Fannie Mae Pool	3.50	07/01/2049	144,599	151,925
Fannie Mae Pool	3.00	08/01/2049	275,974	290,855
Fannie Mae Pool	3.00	08/01/2049	247,795	261,157
Fannie Mae Pool	3.50	08/01/2049	153,803	161,668
Fannie Mae Pool	4.00	08/01/2049	244,542	259,010
Fannie Mae Pool	2.50	09/01/2049	265,570	276,954
Fannie Mae Pool	3.00	09/01/2049	256,348	270,171
Fannie Mae Pool	3.00	09/01/2049	241,944	254,991
Fannie Mae Pool	3.00	09/01/2049	50,000	52,696
Fannie Mae Pool	3.50	09/01/2049	236,249	248,300

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.76%
Fannie Mae Pool	2.50	10/01/2049	67,659	70,548
Fannie Mae Pool	3.00	10/01/2049	232,178	244,697
Fannie Mae Pool	3.00	10/01/2049	220,656	232,555
Fannie Mae Pool	2.50	11/01/2049	92,914	96,860
Fannie Mae Pool	3.50	11/01/2049	165,833	174,336
Fannie Mae Pool	2.50	01/01/2050	406,683	424,214
Fannie Mae Pool	3.00	01/01/2050	189,391	199,604
Fannie Mae Pool	3.00	01/01/2050	172,332	181,625
Fannie Mae Pool	3.50	01/01/2050	277,051	291,256
Fannie Mae Pool	3.00	03/01/2050	250,000	263,481
Fannie Mae Pool	3.00	03/01/2050	195,274	205,871
Fannie Mae Pool	3.00	04/01/2050	322,590	339,985
Fannie Mae Pool	3.50	04/01/2050	197,464	207,712
Fannie Mae Pool	3.00	05/01/2050	349,085	368,240
Fannie Mae Pool	3.00	05/01/2050	297,495	313,537
Fannie Mae Pool	3.00	06/01/2050	348,958	370,250
Freddie Mac Gold Pool	4.00	10/01/2020	249	263
Freddie Mac Gold Pool	3.50	10/01/2025	13,246	13,915
Freddie Mac Gold Pool	3.50	11/01/2025	88,629	93,219
Freddie Mac Gold Pool	5.50	12/01/2025	536	589
Freddie Mac Gold Pool	3.50	07/01/2026	40,015	42,064
Freddie Mac Gold Pool	4.00	07/01/2026	29,180	30,951
Freddie Mac Gold Pool	3.50	01/01/2027	68,003	71,571
Freddie Mac Gold Pool	3.00	02/01/2027	51,668	54,782
Freddie Mac Gold Pool	2.50	11/01/2027	66,652	70,752
Freddie Mac Gold Pool	3.00	02/01/2029	125,084	131,732
Freddie Mac Gold Pool	3.00	06/01/2029	153,792	163,690
Freddie Mac Gold Pool	2.50	09/01/2029	70,152	73,626
Freddie Mac Gold Pool	3.00	02/01/2031	149,263	157,275
Freddie Mac Gold Pool	4.50	03/01/2031	106,421	116,087
Freddie Mac Gold Pool	2.50	11/01/2031	171,328	181,869
Freddie Mac Gold Pool	2.50	11/01/2031	36,524	38,343
Freddie Mac Gold Pool	2.50	12/01/2031	151,348	158,884
Freddie Mac Gold Pool	2.00	01/01/2032	152,172	158,246
Freddie Mac Gold Pool	2.50	02/01/2032	148,741	156,135
Freddie Mac Gold Pool	3.00	02/01/2032	72,195	75,981
Freddie Mac Gold Pool	2.50	11/01/2032	225,987	237,254
Freddie Mac Gold Pool	3.00	12/01/2032	141,966	149,301
Freddie Mac Gold Pool	2.50	01/01/2033	63,335	67,155
Freddie Mac Gold Pool	3.00	02/01/2033	278,264	292,670
Freddie Mac Gold Pool	2.50	03/01/2033	159,467	167,426
Freddie Mac Gold Pool	2.50	04/01/2033	76,564	80,369
Freddie Mac Gold Pool	2.50	05/01/2033	71,519	74,947
Freddie Mac Gold Pool	2.50	06/01/2033	142,868	149,727
Freddie Mac Gold Pool	2.50	07/01/2033	132,264	138,651

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.76%
Freddie Mac Gold Pool	3.50	09/01/2033	68,959	72,454
Freddie Mac Gold Pool	3.00	12/01/2033	63,152	66,370
Freddie Mac Gold Pool	3.50	12/01/2033	39,895	41,978
Freddie Mac Gold Pool	3.00	04/01/2034	59,263	62,310
Freddie Mac Gold Pool	3.00	12/01/2034	326,468	347,650
Freddie Mac Gold Pool	3.50	03/01/2035	134,008	143,375
Freddie Mac Gold Pool	3.00	04/01/2035	37,372	39,675
Freddie Mac Gold Pool	3.50	05/01/2035	116,375	124,537
Freddie Mac Gold Pool	4.00	10/01/2035	112,343	120,973
Freddie Mac Gold Pool	5.50	03/01/2036	52,087	59,619
Freddie Mac Gold Pool	4.50	06/01/2036	343,416	375,680
Freddie Mac Gold Pool	3.00	11/01/2036	61,633	65,289
Freddie Mac Gold Pool	3.00	02/01/2037	63,422	67,150
Freddie Mac Gold Pool	5.00	02/01/2037	63,007	72,174
Freddie Mac Gold Pool	3.50	06/01/2037	29,383	31,158
Freddie Mac Gold Pool	5.50	06/01/2037	40,674	46,645
Freddie Mac Gold Pool	5.50	12/01/2037	84,236	96,753
Freddie Mac Gold Pool	5.50	07/01/2038	39,036	44,702
Freddie Mac Gold Pool	5.00	10/01/2038	38,768	44,440
Freddie Mac Gold Pool	5.50	03/01/2039	37,114	42,471
Freddie Mac Gold Pool	5.00	04/01/2039	28,617	31,318
Freddie Mac Gold Pool	4.50	06/01/2039	29,758	32,947
Freddie Mac Gold Pool	4.50	10/01/2039	49,065	54,568
Freddie Mac Gold Pool	4.00	11/01/2039	90,374	99,291
Freddie Mac Gold Pool	5.50	12/01/2039	42,511	46,739
Freddie Mac Gold Pool	5.50	03/01/2040	129,716	148,232
Freddie Mac Gold Pool	4.00	12/01/2040	159,045	174,365
Freddie Mac Gold Pool	4.00	12/01/2040	121,002	132,670
Freddie Mac Gold Pool	4.50	12/01/2040	73,083	81,722
Freddie Mac Gold Pool	5.50	06/01/2041	53,076	60,942
Freddie Mac Gold Pool	5.50	06/01/2041	51,510	59,039
Freddie Mac Gold Pool	3.50	11/01/2041	190,280	205,805
Freddie Mac Gold Pool	4.00	11/01/2041	212,263	234,457
Freddie Mac Gold Pool	3.50	04/01/2042	263,090	284,511
Freddie Mac Gold Pool	3.50	06/01/2042	93,884	101,578
Freddie Mac Gold Pool	3.50	09/01/2042	95,470	103,356
Freddie Mac Gold Pool	3.50	09/01/2042	89,870	98,306
Freddie Mac Gold Pool	3.00	10/01/2042	317,308	340,121
Freddie Mac Gold Pool	3.00	10/01/2042	52,214	55,928
Freddie Mac Gold Pool	3.00	12/01/2042	88,601	94,971
Freddie Mac Gold Pool	3.00	01/01/2043	412,241	441,740
Freddie Mac Gold Pool	2.50	02/01/2043	30,715	32,540
Freddie Mac Gold Pool	3.00	02/01/2043	100,750	108,975
Freddie Mac Gold Pool	3.00	03/01/2043	77,231	82,788
Freddie Mac Gold Pool	3.50	06/01/2043	100,894	109,242

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.76%
Freddie Mac Gold Pool	3.50	07/01/2043	10,495	11,359
Freddie Mac Gold Pool	3.00	08/01/2043	245,631	263,303
Freddie Mac Gold Pool	3.50	08/01/2043	180,125	194,888
Freddie Mac Gold Pool	4.50	11/01/2043	123,751	137,788
Freddie Mac Gold Pool	3.50	01/01/2044	114,110	123,492
Freddie Mac Gold Pool	4.50	05/01/2044	5,589	6,013
Freddie Mac Gold Pool	3.50	06/01/2044	55,806	59,838
Freddie Mac Gold Pool	5.00	06/01/2044	56,933	63,186
Freddie Mac Gold Pool	4.00	01/01/2045	118,176	128,395
Freddie Mac Gold Pool	3.50	02/01/2045	105,561	113,449
Freddie Mac Gold Pool	4.50	03/01/2045	147,011	161,361
Freddie Mac Gold Pool	3.50	07/01/2045	264,873	282,016
Freddie Mac Gold Pool	3.00	09/01/2045	274,917	291,764
Freddie Mac Gold Pool	3.50	11/01/2045	50,227	53,712
Freddie Mac Gold Pool	4.00	12/01/2045	236,089	256,562
Freddie Mac Gold Pool	4.00	12/01/2045	122,655	132,707
Freddie Mac Gold Pool	3.50	01/01/2046	222,521	237,972
Freddie Mac Gold Pool	4.00	01/01/2046	178,975	192,817
Freddie Mac Gold Pool	3.00	03/01/2046	367,042	388,898
Freddie Mac Gold Pool	4.00	03/01/2046	14,513	15,661
Freddie Mac Gold Pool	4.00	04/01/2046	652,194	703,113
Freddie Mac Gold Pool	4.50	04/01/2046	35,005	38,127
Freddie Mac Gold Pool	3.00	05/01/2046	291,465	308,768
Freddie Mac Gold Pool	3.50	06/01/2046	179,220	191,324
Freddie Mac Gold Pool	2.50	09/01/2046	30,875	32,710
Freddie Mac Gold Pool	2.50	12/01/2046	27,676	29,321
Freddie Mac Gold Pool	4.50	03/01/2047	147,454	159,967
Freddie Mac Gold Pool	5.00	03/01/2047	175,919	192,782
Freddie Mac Gold Pool	4.50	11/01/2047	145,930	157,659
Freddie Mac Gold Pool	3.00	12/01/2047	45,704	49,253
Freddie Mac Gold Pool	3.50	12/01/2047	34,472	36,506
Freddie Mac Gold Pool	4.00	12/01/2047	180,910	192,620
Freddie Mac Gold Pool	5.00	02/01/2048	18,778	20,560
Freddie Mac Gold Pool	3.00	03/01/2048	149,005	157,082
Freddie Mac Gold Pool	3.50	03/01/2048	41,374	43,817
Freddie Mac Gold Pool	3.00	04/01/2048	153,860	162,200
Freddie Mac Gold Pool	3.50	05/01/2048	84,093	88,526
Freddie Mac Gold Pool	4.50	05/01/2048	52,207	56,139
Freddie Mac Gold Pool	5.00	05/01/2048	72,677	79,492
Freddie Mac Gold Pool	3.50	07/01/2048	265,893	279,565
Freddie Mac Gold Pool	4.50	07/01/2048	99,315	106,842
Freddie Mac Gold Pool	5.00	07/01/2048	15,318	16,759
Freddie Mac Gold Pool	3.50	08/01/2048	54,581	57,469
Freddie Mac Gold Pool	4.00	09/01/2048	97,480	103,418
Freddie Mac Gold Pool	4.00	09/01/2048	71,411	75,784

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.76%
Freddie Mac Gold Pool	4.00	09/01/2048	50,461	53,427
Freddie Mac Gold Pool	4.50	09/01/2048	49,954	53,718
Freddie Mac Gold Pool	3.50	11/01/2048	56,562	59,460
Freddie Mac Gold Pool	4.50	11/01/2048	54,103	58,144
Freddie Mac Pool	4.00	03/01/2034	53,744	56,893
Freddie Mac Pool	3.00	05/01/2034	99,518	104,581
Freddie Mac Pool	2.50	08/01/2034	65,976	69,122
Freddie Mac Pool	2.50	02/01/2035	72,170	75,612
Freddie Mac Pool	2.50	05/01/2035	123,151	129,023
Freddie Mac Pool	2.50	04/01/2040	270,445	282,122
Freddie Mac Pool	3.00	02/01/2043	181,282	194,273
Freddie Mac Pool	3.00	08/01/2043	330,270	353,767
Freddie Mac Pool	4.00	07/01/2044	191,371	209,495
Freddie Mac Pool	3.50	01/01/2045	145,782	156,595
Freddie Mac Pool	3.50	12/01/2045	433,159	461,866
Freddie Mac Pool	3.50	03/01/2046	219,843	234,675
Freddie Mac Pool	3.00	04/01/2046	276,198	292,553
Freddie Mac Pool	3.50	04/01/2046	235,467	251,183
Freddie Mac Pool	3.00	09/01/2046	185,009	195,976
Freddie Mac Pool	3.00	11/01/2046	493,027	519,788
Freddie Mac Pool	3.00	11/01/2046	191,287	202,457
Freddie Mac Pool	3.00	12/01/2046	309,255	326,795
Freddie Mac Pool	3.00	01/01/2047	345,083	364,654
Freddie Mac Pool	3.00	03/01/2047	61,565	65,057
Freddie Mac Pool	4.00	03/01/2047	158,807	170,078
Freddie Mac Pool	3.00	04/01/2047	93,916	99,157
Freddie Mac Pool	3.50	04/01/2047	173,251	183,034
Freddie Mac Pool	3.50	11/01/2047	245,234	258,919
Freddie Mac Pool	3.50	11/01/2047	231,749	244,579
Freddie Mac Pool	3.50	12/01/2047	211,140	222,971
Freddie Mac Pool	3.50	12/01/2047	206,982	218,977
Freddie Mac Pool	3.50	03/01/2048	108,777	114,562
Freddie Mac Pool	3.00	06/01/2048	97,409	102,696
Freddie Mac Pool	3.50	06/01/2048	117,799	123,933
Freddie Mac Pool	4.00	07/01/2048	149,930	158,808
Freddie Mac Pool	4.00	08/01/2048	245,028	259,378
Freddie Mac Pool	4.00	09/01/2048	91,437	96,920
Freddie Mac Pool	3.50	10/01/2048	103,906	109,142
Freddie Mac Pool	4.00	10/01/2048	148,727	157,489
Freddie Mac Pool	4.00	11/01/2048	47,712	50,522
Freddie Mac Pool	4.50	11/01/2048	49,704	53,398
Freddie Mac Pool	4.50	02/01/2049	864,104	927,658
Freddie Mac Pool	3.50	03/01/2049	72,599	76,265
Freddie Mac Pool	4.00	03/01/2049	137,133	145,299
Freddie Mac Pool	5.00	03/01/2049	299,495	326,975

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.76%
Freddie Mac Pool	3.50	04/01/2049	101,891	107,186
Freddie Mac Pool	4.00	04/01/2049	34,017	36,045
Freddie Mac Pool	3.50	05/01/2049	111,250	116,898
Freddie Mac Pool	4.00	05/01/2049	319,465	338,362
Freddie Mac Pool	3.00	07/01/2049	251,037	264,574
Freddie Mac Pool	3.50	07/01/2049	223,423	234,796
Freddie Mac Pool	3.00	09/01/2049	244,440	257,621
Freddie Mac Pool	5.00	10/01/2049	112,939	123,354
Freddie Mac Pool	3.00	11/01/2049	338,806	357,076
Freddie Mac Pool	4.00	01/01/2050	330,590	350,303
Freddie Mac Pool	3.00	04/01/2050	294,703	310,594
Freddie Mac Pool	4.00	04/01/2050	317,072	336,209
Freddie Mac Pool	4.50	04/01/2050	341,171	367,086
Freddie Mac Pool	2.50	05/01/2050	347,808	362,694
Freddie Mac Pool	2.50	06/01/2050	349,102	363,975
Freddie Mac Pool	3.00	06/01/2050	348,368	367,153
Ginnie Mae [4]	2.50	07/20/2050	1,275,000	1,342,137
Ginnie Mae [4]	3.00	07/20/2050	4,850,000	5,138,537
Ginnie Mae [4]	3.50	07/20/2050	2,975,000	3,139,206
Ginnie Mae [4]	4.00	07/20/2050	575,000	609,601
Ginnie Mae [4]	2.50	08/20/2050	625,000	656,568
Ginnie Mae [4]	3.00	08/20/2050	200,000	211,484
Ginnie Mae I Pool	5.50	07/15/2038	110,136	128,448
Ginnie Mae I Pool	5.50	12/15/2038	52,776	60,900
Ginnie Mae I Pool	5.00	03/15/2039	30,657	35,071
Ginnie Mae I Pool	5.00	04/15/2039	151,468	173,015
Ginnie Mae I Pool	5.00	07/15/2039	23,784	27,180
Ginnie Mae I Pool	4.50	11/15/2039	65,708	73,255
Ginnie Mae I Pool	5.00	12/15/2039	2,646	3,020
Ginnie Mae I Pool	4.50	05/15/2040	14,935	16,653
Ginnie Mae I Pool	4.50	08/15/2040	4,246	4,732
Ginnie Mae I Pool	5.00	12/15/2040	24,782	28,309
Ginnie Mae I Pool	5.00	04/15/2041	22,034	24,196
Ginnie Mae I Pool	5.00	05/15/2041	97,995	109,409
Ginnie Mae I Pool	3.00	11/15/2042	97,960	104,632
Ginnie Mae I Pool	3.00	05/15/2043	11,229	11,910
Ginnie Mae I Pool	3.50	11/15/2044	12,943	13,697
Ginnie Mae I Pool	3.50	02/15/2045	159,332	168,629
Ginnie Mae I Pool	3.00	03/15/2045	103,584	109,728
Ginnie Mae I Pool	3.50	03/15/2045	31,270	33,069
Ginnie Mae I Pool	4.00	07/15/2045	25,409	26,940
Ginnie Mae I Pool	3.00	08/15/2045	116,414	123,144
Ginnie Mae I Pool	4.00	12/15/2045	20,917	22,616
Ginnie Mae I Pool	4.00	03/15/2046	113,636	122,832
Ginnie Mae I Pool	4.00	03/15/2046	29,852	32,132

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.76%
Ginnie Mae I Pool	4.00	05/15/2046	26,506	28,073
Ginnie Mae I Pool	3.50	06/15/2046	111,790	117,987
Ginnie Mae I Pool	4.50	08/15/2046	130,896	144,039
Ginnie Mae I Pool	4.50	08/15/2046	78,878	87,773
Ginnie Mae I Pool	2.50	09/15/2046	39,186	41,398
Ginnie Mae I Pool	4.50	10/15/2046	40,566	44,511
Ginnie Mae I Pool	4.00	07/15/2047	62,362	66,128
Ginnie Mae I Pool	4.50	12/15/2047	64,849	71,338
Ginnie Mae II Pool	3.00	01/20/2027	155,066	162,368
Ginnie Mae II Pool	2.50	08/20/2027	21,017	21,796
Ginnie Mae II Pool	2.50	03/20/2028	19,902	20,850
Ginnie Mae II Pool	3.00	10/20/2028	20,555	21,577
Ginnie Mae II Pool	3.50	07/20/2030	36,947	38,710
Ginnie Mae II Pool	2.50	12/20/2030	106,178	110,985
Ginnie Mae II Pool	3.00	07/20/2032	27,905	29,297
Ginnie Mae II Pool	5.50	02/20/2034	12,479	14,574
Ginnie Mae II Pool	5.00	06/20/2040	24,934	28,141
Ginnie Mae II Pool	4.00	08/20/2040	40,549	44,696
Ginnie Mae II Pool	5.00	09/20/2040	53,659	60,538
Ginnie Mae II Pool	4.00	10/20/2040	43,275	47,705
Ginnie Mae II Pool	4.50	10/20/2040	31,795	34,918
Ginnie Mae II Pool	4.00	01/20/2041	39,672	43,736
Ginnie Mae II Pool	4.00	04/20/2041	38,792	42,762
Ginnie Mae II Pool	4.50	04/20/2041	25,713	28,238
Ginnie Mae II Pool	5.00	04/20/2041	5,122	5,771
Ginnie Mae II Pool	4.50	05/20/2041	104,567	114,849
Ginnie Mae II Pool	4.50	08/20/2041	196,492	215,816
Ginnie Mae II Pool	4.00	10/20/2041	43,646	48,116
Ginnie Mae II Pool	3.50	04/20/2042	32,899	35,768
Ginnie Mae II Pool	4.00	04/20/2042	41,933	46,239
Ginnie Mae II Pool	3.50	05/20/2042	221,201	240,496
Ginnie Mae II Pool	3.00	08/20/2042	79,643	85,226
Ginnie Mae II Pool	3.50	08/20/2042	125,398	136,336
Ginnie Mae II Pool	3.00	09/20/2042	192,580	206,085
Ginnie Mae II Pool	3.50	09/20/2042	65,649	71,376
Ginnie Mae II Pool	3.50	10/20/2042	196,049	213,151
Ginnie Mae II Pool	3.00	11/20/2042	233,083	249,352
Ginnie Mae II Pool	3.00	01/20/2043	242,805	259,766
Ginnie Mae II Pool	3.50	01/20/2043	278,595	302,899
Ginnie Mae II Pool	3.50	03/20/2043	90,138	98,002
Ginnie Mae II Pool	3.50	04/20/2043	90,080	97,938
Ginnie Mae II Pool	3.50	05/20/2043	72,884	79,333
Ginnie Mae II Pool	3.50	08/20/2043	142,301	154,335
Ginnie Mae II Pool	3.50	09/20/2043	146,900	159,330
Ginnie Mae II Pool	3.00	11/20/2043	198,282	212,159

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.76%
Ginnie Mae II Pool	5.00	12/20/2043	10,468	11,792
Ginnie Mae II Pool	3.50	02/20/2044	189,946	205,326
Ginnie Mae II Pool	3.50	07/20/2044	156,071	167,321
Ginnie Mae II Pool	4.50	07/20/2044	7,802	8,554
Ginnie Mae II Pool	3.50	10/20/2044	199,845	214,865
Ginnie Mae II Pool	4.50	10/20/2044	10,075	11,046
Ginnie Mae II Pool	3.00	02/20/2045	128,221	137,133
Ginnie Mae II Pool	3.50	02/20/2045	215,249	230,465
Ginnie Mae II Pool	3.50	03/20/2045	179,513	192,189
Ginnie Mae II Pool	4.50	03/20/2045	111,801	122,552
Ginnie Mae II Pool	5.50	03/20/2045	87,363	100,637
Ginnie Mae II Pool	3.00	04/20/2045	317,197	337,620
Ginnie Mae II Pool	3.50	04/20/2045	176,259	188,682
Ginnie Mae II Pool	3.50	07/20/2045	262,927	281,529
Ginnie Mae II Pool	3.50	09/20/2045	200,113	214,578
Ginnie Mae II Pool	4.00	10/20/2045	139,040	150,858
Ginnie Mae II Pool	3.00	11/20/2045	260,233	277,355
Ginnie Mae II Pool	3.50	11/20/2045	132,770	142,153
Ginnie Mae II Pool	4.00	11/20/2045	205,851	222,864
Ginnie Mae II Pool	3.50	12/20/2045	200,253	214,424
Ginnie Mae II Pool	3.50	01/20/2046	167,468	179,289
Ginnie Mae II Pool	3.00	03/20/2046	136,622	145,220
Ginnie Mae II Pool	3.50	03/20/2046	198,440	212,493
Ginnie Mae II Pool	4.00	03/20/2046	156,488	169,337
Ginnie Mae II Pool	3.00	04/20/2046	138,188	147,087
Ginnie Mae II Pool	3.50	04/20/2046	210,581	225,839
Ginnie Mae II Pool	5.00	04/20/2046	68,549	77,169
Ginnie Mae II Pool	3.00	05/20/2046	244,989	260,272
Ginnie Mae II Pool	3.50	05/20/2046	217,763	233,302
Ginnie Mae II Pool	4.50	05/20/2046	100,047	109,659
Ginnie Mae II Pool	3.00	06/20/2046	253,875	270,009
Ginnie Mae II Pool	3.50	06/20/2046	148,099	158,463
Ginnie Mae II Pool	5.00	06/20/2046	64,598	72,734
Ginnie Mae II Pool	3.00	07/20/2046	552,939	588,308
Ginnie Mae II Pool	3.50	07/20/2046	150,439	160,957
Ginnie Mae II Pool	4.00	07/20/2046	68,597	74,142
Ginnie Mae II Pool	4.50	07/20/2046	58,842	64,485
Ginnie Mae II Pool	3.00	08/20/2046	239,877	255,282
Ginnie Mae II Pool	3.50	08/20/2046	155,442	166,694
Ginnie Mae II Pool	5.00	08/20/2046	69,366	77,883
Ginnie Mae II Pool	3.00	09/20/2046	252,226	268,204
Ginnie Mae II Pool	3.00	10/20/2046	336,312	357,823
Ginnie Mae II Pool	3.50	10/20/2046	122,839	131,619
Ginnie Mae II Pool	5.50	10/20/2046	37,943	43,636
Ginnie Mae II Pool	2.50	11/20/2046	65,245	69,460

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.76%
Ginnie Mae II Pool	3.00	11/20/2046	243,296	258,600
Ginnie Mae II Pool	3.00	11/20/2046	168,444	181,046
Ginnie Mae II Pool	3.50	11/20/2046	150,967	161,461
Ginnie Mae II Pool	4.50	11/20/2046	98,519	107,916
Ginnie Mae II Pool	2.50	12/20/2046	83,330	88,355
Ginnie Mae II Pool	3.00	12/20/2046	172,622	183,425
Ginnie Mae II Pool	3.50	12/20/2046	157,689	167,966
Ginnie Mae II Pool	4.50	12/20/2046	44,972	49,255
Ginnie Mae II Pool	2.50	01/20/2047	22,638	24,007
Ginnie Mae II Pool	3.00	01/20/2047	271,647	288,718
Ginnie Mae II Pool	3.50	01/20/2047	41,157	43,772
Ginnie Mae II Pool	4.00	01/20/2047	109,607	118,246
Ginnie Mae II Pool	4.50	01/20/2047	112,788	123,333
Ginnie Mae II Pool	3.00	02/20/2047	245,547	260,803
Ginnie Mae II Pool	3.50	02/20/2047	162,584	173,611
Ginnie Mae II Pool	4.00	02/20/2047	133,613	143,700
Ginnie Mae II Pool	3.50	06/20/2047	116,685	124,359
Ginnie Mae II Pool	4.00	06/20/2047	51,801	55,647
Ginnie Mae II Pool	3.50	07/20/2047	242,677	258,337
Ginnie Mae II Pool	4.00	07/20/2047	318,707	342,816
Ginnie Mae II Pool	4.00	08/20/2047	53,020	57,034
Ginnie Mae II Pool	3.50	09/20/2047	66,979	71,280
Ginnie Mae II Pool	3.00	10/20/2047	132,589	140,683
Ginnie Mae II Pool	3.50	10/20/2047	71,175	75,710
Ginnie Mae II Pool	4.50	10/20/2047	21,263	23,046
Ginnie Mae II Pool	3.00	11/20/2047	16,848	17,878
Ginnie Mae II Pool	3.50	11/20/2047	379,577	403,803
Ginnie Mae II Pool	4.00	11/20/2047	187,168	201,068
Ginnie Mae II Pool	3.00	12/20/2047	192,132	203,888
Ginnie Mae II Pool	3.50	12/20/2047	172,637	183,456
Ginnie Mae II Pool	4.00	12/20/2047	181,521	194,446
Ginnie Mae II Pool	3.00	01/20/2048	164,294	174,323
Ginnie Mae II Pool	3.50	01/20/2048	393,091	417,842
Ginnie Mae II Pool	4.00	01/20/2048	61,254	65,655
Ginnie Mae II Pool	3.00	02/20/2048	211,559	224,474
Ginnie Mae II Pool	3.50	02/20/2048	271,776	289,024
Ginnie Mae II Pool	3.00	03/20/2048	282,539	299,786
Ginnie Mae II Pool	4.00	03/20/2048	182,701	195,395
Ginnie Mae II Pool	4.50	03/20/2048	26,012	27,930
Ginnie Mae II Pool	5.00	03/20/2048	41,749	45,742
Ginnie Mae II Pool	3.00	04/20/2048	170,556	181,063
Ginnie Mae II Pool	4.50	05/20/2048	46,685	50,384
Ginnie Mae II Pool	3.50	06/20/2048	124,001	131,958
Ginnie Mae II Pool	4.00	06/20/2048	27,631	29,543
Ginnie Mae II Pool	4.00	07/20/2048	122,098	129,963

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.76%
Ginnie Mae II Pool	4.00	08/20/2048	177,531	189,233
Ginnie Mae II Pool	4.50	08/20/2048	204,019	218,370
Ginnie Mae II Pool	5.00	08/20/2048	23,716	25,837
Ginnie Mae II Pool	4.00	09/20/2048	175,889	187,928
Ginnie Mae II Pool	4.50	09/20/2048	128,180	138,108
Ginnie Mae II Pool	4.50	10/20/2048	141,240	152,091
Ginnie Mae II Pool	5.00	10/20/2048	45,419	49,669
Ginnie Mae II Pool	4.00	11/20/2048	145,561	155,335
Ginnie Mae II Pool	5.00	11/20/2048	100,279	109,281
Ginnie Mae II Pool	4.50	12/20/2048	91,089	97,849
Ginnie Mae II Pool	5.00	12/20/2048	22,771	24,733
Ginnie Mae II Pool	3.50	01/20/2049	89,110	94,567
Ginnie Mae II Pool	4.00	01/20/2049	119,351	126,803
Ginnie Mae II Pool	4.50	01/20/2049	143,686	153,539
Ginnie Mae II Pool	5.00	01/20/2049	20,950	22,770
Ginnie Mae II Pool	3.50	02/20/2049	175,218	185,237
Ginnie Mae II Pool	4.50	02/20/2049	303,681	324,453
Ginnie Mae II Pool	5.00	02/20/2049	45,669	49,632
Ginnie Mae II Pool	3.50	03/20/2049	333,824	352,585
Ginnie Mae II Pool	4.50	03/20/2049	175,725	188,146
Ginnie Mae II Pool	5.00	03/20/2049	26,424	28,695
Ginnie Mae II Pool	3.50	04/20/2049	120,924	127,720
Ginnie Mae II Pool	4.00	04/20/2049	369,683	391,809
Ginnie Mae II Pool	4.50	04/20/2049	31,082	33,219
Ginnie Mae II Pool	4.00	05/20/2049	188,696	200,073
Ginnie Mae II Pool	4.50	05/20/2049	39,481	42,195
Ginnie Mae II Pool	5.00	05/20/2049	93,588	101,648
Ginnie Mae II Pool	3.50	06/20/2049	200,814	212,100
Ginnie Mae II Pool	4.00	06/20/2049	128,301	136,096
Ginnie Mae II Pool	4.50	06/20/2049	260,622	278,537
Ginnie Mae II Pool	5.00	06/20/2049	53,502	58,106
Ginnie Mae II Pool	3.50	07/20/2049	222,422	234,923
Ginnie Mae II Pool	4.00	07/20/2049	377,748	400,312
Ginnie Mae II Pool	4.00	08/20/2049	447,155	473,956
Ginnie Mae II Pool	4.00	09/20/2049	102,752	108,889
Ginnie Mae II Pool	4.00	10/20/2049	356,077	377,494
Ginnie Mae II Pool	4.00	11/20/2049	25,000	26,494

Total Mortgage-Backed Securities (Cost $136,904,275)				140,396,686

U.S. Government Agency Obligations — 0.55%
Federal Home Loan Banks	1.13	07/14/2021	485,000	489,730
Federal Home Loan Banks	2.50	02/13/2024	200,000	215,929
Federal Home Loan Banks	2.88	09/13/2024	400,000	441,662
Federal Home Loan Banks	5.50	07/15/2036	120,000	187,584
Federal Home Loan Mortgage Corp	2.38	01/13/2022	485,000	501,168

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Government Agency Obligations — 0.55%
Federal Home Loan Mortgage Corp	2.75	06/19/2023	500,000	537,432
Federal Home Loan Mortgage Corp	6.25	07/15/2032	242,000	380,433
Federal National Mortgage Association	1.38	10/07/2021	500,000	507,490
Federal National Mortgage Association	2.63	09/06/2024	485,000	531,007
Federal National Mortgage Association	6.25	05/15/2029	109,000	157,976
Federal National Mortgage Association	6.63	11/15/2030	485,000	751,663
Tennessee Valley Authority	2.88	09/15/2024	65,000	71,692
Tennessee Valley Authority	7.13	05/01/2030	73,000	113,345
Tennessee Valley Authority	5.25	09/15/2039	107,000	164,872
Tennessee Valley Authority	4.63	09/15/2060	97,000	152,291
Tennessee Valley Authority	4.25	09/15/2065	39,000	58,553

Total U.S. Government Agency Obligations (Cost $4,943,799)				5,262,827

U.S. Treasury Obligations — 20.48%
United States Treasury Bill[5]	1.10[6]	09/10/2020	53,000	52,986
United States Treasury Bill[5]	0.08[6]	12/31/2020	47,000	46,958
United States Treasury Bill[5]	0.08[6]	02/25/2021	200,000	199,788
United States Treasury Note/Bond	2.63	07/15/2021	440,000	451,155
United States Treasury Note/Bond	1.13	07/31/2021	602,000	608,208
United States Treasury Note/Bond	1.75	07/31/2021	1,050,000	1,067,883
United States Treasury Note/Bond	2.25	07/31/2021	1,000,000	1,022,266
United States Treasury Note/Bond	2.13	08/15/2021	1,677,000	1,713,422
United States Treasury Note/Bond	2.75	09/15/2021	1,866,000	1,923,875
United States Treasury Note/Bond	1.13	09/30/2021	382,000	386,536
United States Treasury Note/Bond	1.50	09/30/2021	1,600,000	1,626,375
United States Treasury Note/Bond	2.13	09/30/2021	243,000	248,885
United States Treasury Note/Bond	2.88	10/15/2021	700,000	724,309
United States Treasury Note/Bond	1.25	10/31/2021	673,000	682,648
United States Treasury Note/Bond	1.50	10/31/2021	850,000	865,008
United States Treasury Note/Bond	2.00	10/31/2021	494,000	506,041
United States Treasury Note/Bond	2.00	11/15/2021	460,000	471,500
United States Treasury Note/Bond	2.88	11/15/2021	325,000	336,997
United States Treasury Note/Bond	8.00	11/15/2021	182,000	201,565
United States Treasury Note/Bond	1.50	11/30/2021	850,000	865,938
United States Treasury Note/Bond	1.75	11/30/2021	824,000	842,379
United States Treasury Note/Bond	1.88	11/30/2021	289,000	295,954
United States Treasury Note/Bond	1.63	12/31/2021	850,000	868,428
United States Treasury Note/Bond	2.00	12/31/2021	444,000	456,106
United States Treasury Note/Bond	2.13	12/31/2021	56,000	57,630
United States Treasury Note/Bond	1.38	01/31/2022	845,000	860,976
United States Treasury Note/Bond	1.50	01/31/2022	575,000	586,972
United States Treasury Note/Bond	1.88	01/31/2022	219,000	224,860
United States Treasury Note/Bond	2.00	02/15/2022	130,000	133,839
United States Treasury Note/Bond	2.50	02/15/2022	535,000	555,104
United States Treasury Note/Bond	1.13	02/28/2022	1,850,000	1,879,268

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 20.48%
United States Treasury Note/Bond	1.75	02/28/2022	680,000	697,717
United States Treasury Note/Bond	1.88	02/28/2022	665,000	683,755
United States Treasury Note/Bond	2.38	03/15/2022	735,000	762,505
United States Treasury Note/Bond	1.75	03/31/2022	478,000	491,145
United States Treasury Note/Bond	1.88	03/31/2022	715,000	736,199
United States Treasury Note/Bond	2.25	04/15/2022	1,390,000	1,441,528
United States Treasury Note/Bond	0.13	04/30/2022	930,000	929,273
United States Treasury Note/Bond	1.75	04/30/2022	370,000	380,710
United States Treasury Note/Bond	1.88	04/30/2022	670,000	690,807
United States Treasury Note/Bond	1.75	05/15/2022	300,000	308,859
United States Treasury Note/Bond	2.13	05/15/2022	250,000	259,111
United States Treasury Note/Bond	0.13	05/31/2022	965,000	964,284
United States Treasury Note/Bond	1.75	05/31/2022	845,000	870,449
United States Treasury Note/Bond	1.88	05/31/2022	345,000	356,239
United States Treasury Note/Bond	1.75	06/15/2022	915,000	943,308
United States Treasury Note/Bond	0.13	06/30/2022	1,000,000	999,375
United States Treasury Note/Bond	1.75	06/30/2022	840,000	866,447
United States Treasury Note/Bond	2.13	06/30/2022	600,000	623,438
United States Treasury Note/Bond	1.75	07/15/2022	615,000	634,771
United States Treasury Note/Bond	1.88	07/31/2022	335,000	346,882
United States Treasury Note/Bond	2.00	07/31/2022	236,000	244,998
United States Treasury Note/Bond	1.50	08/15/2022	1,300,000	1,336,766
United States Treasury Note/Bond	1.63	08/15/2022	650,000	670,059
United States Treasury Note/Bond	1.63	08/31/2022	835,000	861,224
United States Treasury Note/Bond	1.88	08/31/2022	396,000	410,587
United States Treasury Note/Bond	1.50	09/15/2022	945,000	972,833
United States Treasury Note/Bond	1.38	10/15/2022	257,000	264,047
United States Treasury Note/Bond	1.88	10/31/2022	1,050,000	1,091,631
United States Treasury Note/Bond	2.00	10/31/2022	790,000	823,575
United States Treasury Note/Bond	1.63	11/15/2022	700,000	724,062
United States Treasury Note/Bond	2.00	11/30/2022	620,000	647,295
United States Treasury Note/Bond	1.63	12/15/2022	805,000	833,741
United States Treasury Note/Bond	2.13	12/31/2022	1,104,000	1,157,777
United States Treasury Note/Bond	1.50	01/15/2023	805,000	831,980
United States Treasury Note/Bond	1.75	01/31/2023	1,470,000	1,529,432
United States Treasury Note/Bond	2.38	01/31/2023	680,000	718,489
United States Treasury Note/Bond	1.38	02/15/2023	195,000	201,132
United States Treasury Note/Bond	2.00	02/15/2023	762,000	798,344
United States Treasury Note/Bond	7.13	02/15/2023	125,000	147,847
United States Treasury Note/Bond	1.50	02/28/2023	900,000	931,711
United States Treasury Note/Bond	2.63	02/28/2023	1,000,000	1,065,117
United States Treasury Note/Bond	2.50	03/31/2023	1,150,000	1,223,178
United States Treasury Note/Bond	0.25	04/15/2023	885,000	886,867
United States Treasury Note/Bond	1.63	04/30/2023	1,223,000	1,272,875
United States Treasury Note/Bond	2.75	04/30/2023	1,500,000	1,608,750

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 20.48%
United States Treasury Note/Bond	0.13	05/15/2023	920,000	918,634
United States Treasury Note/Bond	1.75	05/15/2023	1,740,000	1,818,300
United States Treasury Note/Bond	1.63	05/31/2023	641,000	667,992
United States Treasury Note/Bond	2.75	05/31/2023	900,000	967,219
United States Treasury Note/Bond	0.25	06/15/2023	960,000	962,025
United States Treasury Note/Bond	1.38	06/30/2023	1,110,000	1,149,717
United States Treasury Note/Bond	2.63	06/30/2023	1,200,000	1,287,656
United States Treasury Note/Bond	1.25	07/31/2023	38,000	39,251
United States Treasury Note/Bond	2.75	07/31/2023	410,000	442,320
United States Treasury Note/Bond	2.50	08/15/2023	724,000	776,235
United States Treasury Note/Bond	1.38	08/31/2023	1,000,000	1,037,695
United States Treasury Note/Bond	2.75	08/31/2023	730,000	789,027
United States Treasury Note/Bond	1.38	09/30/2023	2,000,000	2,077,266
United States Treasury Note/Bond	2.88	09/30/2023	1,040,000	1,130,350
United States Treasury Note/Bond	1.63	10/31/2023	800,000	838,156
United States Treasury Note/Bond	2.88	10/31/2023	760,000	827,688
United States Treasury Note/Bond	2.75	11/15/2023	1,176,000	1,276,787
United States Treasury Note/Bond	2.13	11/30/2023	182,000	193,944
United States Treasury Note/Bond	2.88	11/30/2023	1,100,000	1,199,988
United States Treasury Note/Bond	2.25	12/31/2023	589,000	631,150
United States Treasury Note/Bond	2.63	12/31/2023	850,000	921,852
United States Treasury Note/Bond	2.25	01/31/2024	679,000	728,652
United States Treasury Note/Bond	2.50	01/31/2024	475,000	513,854
United States Treasury Note/Bond	2.75	02/15/2024	625,000	682,397
United States Treasury Note/Bond	2.13	02/29/2024	598,000	639,953
United States Treasury Note/Bond	2.38	02/29/2024	1,192,000	1,286,289
United States Treasury Note/Bond	2.13	03/31/2024	2,000,000	2,142,812
United States Treasury Note/Bond	2.00	04/30/2024	640,000	683,600
United States Treasury Note/Bond	2.25	04/30/2024	785,000	845,960
United States Treasury Note/Bond	2.50	05/15/2024	1,042,000	1,133,704
United States Treasury Note/Bond	2.00	05/31/2024	1,035,000	1,106,803
United States Treasury Note/Bond	1.75	06/30/2024	880,000	933,453
United States Treasury Note/Bond	2.00	06/30/2024	630,000	674,518
United States Treasury Note/Bond	1.75	07/31/2024	880,000	934,416
United States Treasury Note/Bond	2.13	07/31/2024	690,000	743,071
United States Treasury Note/Bond	2.38	08/15/2024	886,000	963,940
United States Treasury Note/Bond	1.25	08/31/2024	1,300,000	1,354,590
United States Treasury Note/Bond	1.88	08/31/2024	1,345,000	1,436,681
United States Treasury Note/Bond	1.50	09/30/2024	870,000	916,355
United States Treasury Note/Bond	2.13	09/30/2024	590,000	636,923
United States Treasury Note/Bond	1.50	10/31/2024	870,000	917,068
United States Treasury Note/Bond	2.25	10/31/2024	1,000,000	1,086,367
United States Treasury Note/Bond	2.25	11/15/2024	939,000	1,020,832
United States Treasury Note/Bond	1.50	11/30/2024	1,800,000	1,898,930
United States Treasury Note/Bond	1.75	12/31/2024	870,000	928,249

See accompanying Notes to the Quarterly Portfolio of Investments.

\VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 20.48%
United States Treasury Note/Bond	2.25	12/31/2024	165,000	179,740
United States Treasury Note/Bond	1.38	01/31/2025	1,525,000	1,602,263
United States Treasury Note/Bond	2.50	01/31/2025	560,000	617,138
United States Treasury Note/Bond	2.00	02/15/2025	1,763,000	1,903,627
United States Treasury Note/Bond	1.13	02/28/2025	655,000	681,251
United States Treasury Note/Bond	2.75	02/28/2025	830,000	925,418
United States Treasury Note/Bond	0.38	04/30/2025	1,150,000	1,155,211
United States Treasury Note/Bond	2.88	04/30/2025	840,000	944,573
United States Treasury Note/Bond	2.13	05/15/2025	971,000	1,057,328
United States Treasury Note/Bond	0.25	05/31/2025	985,000	983,807
United States Treasury Note/Bond	2.88	05/31/2025	800,000	900,906
United States Treasury Note/Bond	0.25	06/30/2025	900,000	898,242
United States Treasury Note/Bond	2.88	07/31/2025	340,000	383,974
United States Treasury Note/Bond	2.00	08/15/2025	1,325,000	1,438,350
United States Treasury Note/Bond	2.75	08/31/2025	895,000	1,006,560
United States Treasury Note/Bond	3.00	09/30/2025	600,000	683,531
United States Treasury Note/Bond	3.00	10/31/2025	260,000	296,603
United States Treasury Note/Bond	2.25	11/15/2025	1,830,000	2,016,074
United States Treasury Note/Bond	2.88	11/30/2025	625,000	709,937
United States Treasury Note/Bond	2.63	12/31/2025	1,500,000	1,685,625
United States Treasury Note/Bond	2.63	01/31/2026	560,000	630,044
United States Treasury Note/Bond	1.63	02/15/2026	1,250,000	1,337,207
United States Treasury Note/Bond	2.25	03/31/2026	565,000	625,208
United States Treasury Note/Bond	2.38	04/30/2026	425,000	473,809
United States Treasury Note/Bond	1.63	05/15/2026	1,700,000	1,821,855
United States Treasury Note/Bond	2.13	05/31/2026	600,000	660,727
United States Treasury Note/Bond	1.88	06/30/2026	685,000	744,750
United States Treasury Note/Bond	1.88	07/31/2026	215,000	233,905
United States Treasury Note/Bond	1.38	08/31/2026	803,000	849,706
United States Treasury Note/Bond	1.63	09/30/2026	319,000	342,551
United States Treasury Note/Bond	1.63	10/31/2026	680,000	730,389
United States Treasury Note/Bond	2.00	11/15/2026	1,232,000	1,352,794
United States Treasury Note/Bond	1.63	11/30/2026	680,000	730,841
United States Treasury Note/Bond	1.75	12/31/2026	300,000	324,961
United States Treasury Note/Bond	1.50	01/31/2027	675,000	720,642
United States Treasury Note/Bond	2.25	02/15/2027	594,000	663,540
United States Treasury Note/Bond	6.63	02/15/2027	290,000	407,110
United States Treasury Note/Bond	0.63	03/31/2027	685,000	691,930
United States Treasury Note/Bond	0.50	04/30/2027	775,000	776,150
United States Treasury Note/Bond	2.38	05/15/2027	470,000	530,476
United States Treasury Note/Bond	0.50	05/31/2027	835,000	835,848
United States Treasury Note/Bond	0.50	06/30/2027	895,000	895,734
United States Treasury Note/Bond	2.25	08/15/2027	1,000,000	1,123,164
United States Treasury Note/Bond	2.25	11/15/2027	1,090,000	1,227,612
United States Treasury Note/Bond	2.75	02/15/2028	880,000	1,026,506

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 20.48%
United States Treasury Note/Bond	2.88	05/15/2028	1,351,000	1,594,391
United States Treasury Note/Bond	2.88	08/15/2028	1,660,000	1,965,933
United States Treasury Note/Bond	3.13	11/15/2028	2,530,000	3,058,829
United States Treasury Note/Bond	5.25	11/15/2028	72,500	100,356
United States Treasury Note/Bond	2.63	02/15/2029	15,000	17,577
United States Treasury Note/Bond	5.25	02/15/2029	30,000	41,842
United States Treasury Note/Bond	2.38	05/15/2029	156,000	180,034
United States Treasury Note/Bond	1.63	08/15/2029	1,200,000	1,309,360
United States Treasury Note/Bond	6.13	08/15/2029	949,000	1,417,643
United States Treasury Note/Bond	1.75	11/15/2029	1,765,000	1,948,670
United States Treasury Note/Bond	1.50	02/15/2030	984,000	1,063,719
United States Treasury Note/Bond	0.63	05/15/2030	298,000	297,174
United States Treasury Note/Bond	6.25	05/15/2030	1,000,000	1,540,781
United States Treasury Note/Bond	5.38	02/15/2031	868,000	1,289,862
United States Treasury Note/Bond	4.38	02/15/2038	92,000	142,999
United States Treasury Note/Bond	3.50	02/15/2039	300,000	424,430
United States Treasury Note/Bond	4.25	05/15/2039	358,000	553,124
United States Treasury Note/Bond	4.50	08/15/2039	459,000	731,047
United States Treasury Note/Bond	4.38	11/15/2039	509,000	800,363
United States Treasury Note/Bond	4.63	02/15/2040	257,000	416,792
United States Treasury Note/Bond	1.13	05/15/2040	840,000	832,158
United States Treasury Note/Bond	4.38	05/15/2040	275,000	434,511
United States Treasury Note/Bond	3.88	08/15/2040	425,000	633,350
United States Treasury Note/Bond	4.75	02/15/2041	447,000	741,653
United States Treasury Note/Bond	3.75	08/15/2041	425,000	626,178
United States Treasury Note/Bond	3.13	11/15/2041	259,000	350,722
United States Treasury Note/Bond	3.13	02/15/2042	120,000	162,877
United States Treasury Note/Bond	3.00	05/15/2042	490,000	652,370
United States Treasury Note/Bond	2.75	11/15/2042	625,000	800,488
United States Treasury Note/Bond	3.13	02/15/2043	715,000	969,439
United States Treasury Note/Bond	2.88	05/15/2043	539,000	704,132
United States Treasury Note/Bond	3.63	08/15/2043	674,000	984,461
United States Treasury Note/Bond	3.75	11/15/2043	531,000	790,257
United States Treasury Note/Bond	3.63	02/15/2044	279,000	408,397
United States Treasury Note/Bond	3.38	05/15/2044	1,451,000	2,052,258
United States Treasury Note/Bond	3.00	11/15/2044	1,013,000	1,356,233
United States Treasury Note/Bond	2.50	02/15/2045	873,000	1,076,859
United States Treasury Note/Bond	3.00	05/15/2045	548,000	735,776
United States Treasury Note/Bond	2.88	08/15/2045	122,000	160,811
United States Treasury Note/Bond	3.00	11/15/2045	815,000	1,098,531
United States Treasury Note/Bond	2.50	02/15/2046	953,000	1,180,268
United States Treasury Note/Bond	2.50	05/15/2046	946,000	1,173,299
United States Treasury Note/Bond	2.25	08/15/2046	1,011,000	1,199,101
United States Treasury Note/Bond	2.88	11/15/2046	727,000	966,796
United States Treasury Note/Bond	3.00	02/15/2047	620,000	844,605

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $ /Shares	Value $
U.S. Treasury Obligations — 20.48%
United States Treasury Note/Bond	3.00	05/15/2047	430,000	586,110
United States Treasury Note/Bond	2.75	08/15/2047	610,000	797,027
United States Treasury Note/Bond	2.75	11/15/2047	795,000	1,040,146
United States Treasury Note/Bond	3.00	02/15/2048	690,000	944,572
United States Treasury Note/Bond	3.13	05/15/2048	1,055,000	1,478,566
United States Treasury Note/Bond	3.00	08/15/2048	1,730,000	2,379,155
United States Treasury Note/Bond	3.38	11/15/2048	870,000	1,278,424
United States Treasury Note/Bond	3.00	02/15/2049	546,000	753,821
United States Treasury Note/Bond	2.88	05/15/2049	850,000	1,149,957
United States Treasury Note/Bond	2.25	08/15/2049	1,122,000	1,349,336
United States Treasury Note/Bond	2.38	11/15/2049	1,000,000	1,235,156
United States Treasury Note/Bond	2.00	02/15/2050	1,555,000	1,780,839
United States Treasury Note/Bond	1.25	05/15/2050	166,000	159,496

Total U.S. Treasury Obligations (Cost $178,973,333)				194,758,325

Rights — 0.00%
T-Mobile US Inc, subscription Price @$103, expires 07/23/2020*			6,316	1,061

Total Rights (Cost $ — )				1,061

SHORT-TERM INVESTMENTS — 3.90%
Money Market Fund — 3.90%
Goldman Sachs Financial Square Government Fund - Institutional Shares	1.50[7]		37,056,520	37,056,520

Total Short-Term Investments (Cost $37,056,520)				37,056,520

Total Investments (Cost $921,632,153) — 103.36%				982,870,743

TBA SALES COMMITMENTS — (0.07%)
Mortgage-Backed Securities — (0.07%)
Ginnie Mae	5.00	07/15/2050	(25,000)	(27,312)
Ginnie Mae	5.00	07/20/2050	(200,000)	(217,219)
Ginnie Mae	4.50	07/20/2050	(350,000)	(373,816)
Total TBA SALES COMMITMENTS (Proceeds $619,291)				(618,347)

Liabilities in excess of other assets — (3.29%)				(31,323,136)

Net Assets — 100.00%				$950,929,260

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Concluded)

June 30, 2020 (Unaudited)

*	Non-income producing.
[1]	“Affiliated company” as defined by the Investment Company Act of 1940.
[2]

Variable rate investments. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.

[3]	Zero coupon bond.
[4]	TBA - To be announced.
[5]	As of June 30, 2020, an investment with a value of $299,732 was fully segregated with the broker as collateral for open futures contracts.
[6]	Rate represents annualized yield at date of purchase.
[7]	Rate disclosed is the 7-day yield at June 30, 2020.

Legend

LIBOR	London Inter-bank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
Ltd	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate
TBA	To Be Announced

At June 30, 2020, the Fund held the following open positions in futures contracts:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Cost	Notional Amount	Value and Unrealized Appreciation
S&P500 E-Mini	09/18/20	21	$3,174,848	$3,244,710	$69,862
					$69,862

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2020

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Verplanck Balanced Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amounts approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate the NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Securities that do not have a readily available current market value are valued in accordance with the procedures adopted by the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Advisor the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on the quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

VERPLANCK BALANCED FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2020

(Unaudited)

The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund’s investments carried at fair value:

			Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	06/30/20	Prices	Inputs	Inputs
Assets
Asset-Backed Securities	$2,095,339	$—	$2,095,339	$—
Common Stocks	425,303,772	425,303,772	—	—
Corporate Bonds and Notes	151,689,605	—	151,689,605	—
Foreign Government Bonds and Notes	9,224,243	—	9,224,243	—
Municipal Bonds	4,892,827	—	4,892,827	—
Commercial Mortgage-Backed Securities	12,189,538	—	12,189,538	—
Mortgage-Backed Securities	140,396,686	—	140,396,686	—
U.S. Government Agency Obligations	5,262,827	—	5,262,827	—
U.S. Treasury Obligations	194,758,325	—	194,758,325	—
Rights	1,061	1,061	—	—
Short-Term Investments	37,056,520	37,056,520	—	—
Derivatives:
Equity Contracts
Futures Contracts	69,862	69,862	—	—

Total Assets	$982,940,605	$462,431,215	$520,509,390	$—

Liabilities
TBA Sale Commitments	$(618,347)	$—	$(618,347)	$—

Total Liabilities	$(618,347)	$—	$(618,347)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

VERPLANCK BALANCED FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2020

(Unaudited)

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statements of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

For the period ended June 30, 2020, the Verplanck Balanced Fund quarterly average volume of derivatives was as follows:

Long Futures
Contracts
(Notional)
$3,186,669

Investment in Affiliated Company — The following table lists the issuer owned by Fund that may be deemed an “affiliated company” under the Investment Company Act of 1940, as well as transactions that occurred in the security of such issuer during the period ended June 30, 2020:

				Change in
	Value at	Purchase	Sales	Unrealized	Value at	Dividend	Net Realized	Shares Held
Name of Issuer	09/30/19	Cost	Proceeds	Depreciation	06/30/20	Income	Gain (Loss)	at 06/30/20
Bank of New York Mellon Corp/The	$479,497	$—	$—	$(69,575)	$409,922	$9,864	$—	10,606

B. Federal Tax Cost:

As of the June 30, 2020, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$921,012,862

Gross unrealized appreciation	105,582,448
Gross unrealized depreciation	(44,342,914)

Net unrealized appreciation	$61,239,534

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.